UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
 (Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
 (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Report to Stockholders.

Semi-Annual Report
December 31, 2015

Quaker Event Arbitrage Fund

Quaker Global Tactical Allocation Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Value Fund

Quaker Strategic Growth Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the adviser or sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders (unaudited)

December 31, 2015

Dear Fellow Shareholder:

The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical and allocation strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry H. King, Sr.
Chairman & CEO

Quaker Investment Trust

Performance Update (unaudited)

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (“Fund”) seeks to provide long-term growth of capital. The Fund generally invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.

Average Annualized Total Return

									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2015
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.99%	11/21/03	-13.57%	-8.57%	-0.22%	0.91%	1.15%	1.73%	4.28%	4.77%
Class C	2.74%	6/7/10	-9.25%	-9.25%	0.15%	0.15%	N/A	N/A	0.57%	0.57%
Institutional Class	1.74%	6/7/10	-8.30%	-8.30%	1.16%	1.16%	N/A	N/A	1.55%	1.55%
S&P 500® Total Return Index**			1.38%	1.38%	12.57%	12.57%	7.31%	7.31%	7.98%	7.98%

*
As stated in the Prospectus dated October 28, 2015. Net Expense Ratio shown. Gross Expense Ratio: A:2.17%, C:2.92%, I:1.92%. The net expense ratio reflects a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 28, 2016. Absent the waiver and reimbursement, performance would have been less favorable.

**	The benchmark since inception returns are calculated since commencement of November 21, 2003 through December 31, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2015
$59,195,285

Top 10 Holdings* (% of net assets)

Pfizer Inc.	3.8%
Mondelez International Inc.	3.3%
AGL Resources Inc.	3.2%
API Technologies Corp.	2.8%
GFI Group Inc.	2.7%
QUALCOMM Inc.	2.6%
AbbVie Inc.	2.6%
PepsiCo Inc.	2.5%
Anheuser-Busch InBev NV - ADR	2.4%
IEC Electronics Corp.	2.4%
% Fund Total	28.3%

*	Includes Long-Term Investments only.

Sectors (% of net assets)

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Global Tactical Allocation Fund (“Fund”) seeks to provide long-term growth of capital. The Fund invests in common stocks of U.S. companies and American Depositary Receipts (“ADRs”) of foreign companies without regard to market capitalization. Under normal circumstances, the Fund will invest at least 40% of its total assets in common stocks and ADRs of foreign companies.

Average Annualized Total Return

									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2015
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.29%	5/1/08	-5.05%	0.46%	7.09%	8.32%	N/A	N/A	0.39%	1.13%
Class C	3.04%	5/1/08	-0.39%	-0.39%	7.50%	7.50%	N/A	N/A	0.36%	0.36%
Institutional Class	2.04%	7/23/08	0.72%	0.72%	8.58%	8.58%	N/A	N/A	3.09%	3.09%
MSCI World® Index**			-0.87%	-0.87%	7.59%	7.59%	N/A	N/A	3.39%	3.39%

*	As stated in the Prospectus dated October 28, 2015.
**	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (“MSCI World® Index”) measures developed-market equity performance throughout the world. The MSCI World® Index assumes reinvestment of all dividends and distributions.

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

SUB-ADVISER:
DG Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2015
$9,872,230

Top 10 Holdings* (% of net assets)

Amazon.com Inc.	4.5%
Alphabet Inc. CI A & C	4.5%
Adobe Systems Inc.	3.8%
Eli Lilly & Co.	3.5%
Amgen Inc.	3.3%
Gilead Sciences Inc.	2.9%
Visa Inc. Cl A	2.8%
Roche Holding AG	2.8%
Bristol-Myers Squibb Co.	2.6%
MasterCard Inc. Cl A	2.6%
% Fund Total	33.3%

*	Includes Long-Term Investments only.

Country Allocation (% of net assets)

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index.

Average Annualized Total Return

									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2015
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.98%	12/31/97	-15.60%	-10.70%	6.73%	7.95%	3.74%	4.33%	6.48%	6.82%
Class C	2.73%	7/31/00	-11.38%	-11.38%	7.13%	7.13%	3.56%	3.56%	6.96%	6.96%
Institutional Class	1.73%	11/21/00	-10.44%	-10.44%	8.22%	8.22%	4.60%	4.60%	8.22%	8.22%
Russell Mid-Cap® Value Index**			-4.78%	-4.78%	11.25%	11.25%	7.61%	7.61%	8.89%	8.89%

*	As stated in the Prospectus dated October 28, 2015.
**	The benchmark since inception returns are calculated since commencement of December 31,1997 through December 31, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $2.4 billion to $28.7 billion. The Russell Midcap® Value index assumes reinvestment of all dividends.

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

SUB-ADVISER:
Kennedy Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2015
$7,202,191

Top 10 Holdings* (% of net assets)

Brixmor Property Group Inc.	3.0%
Mid-America Apartment Communities Inc.	2.8%
Reinsurance Group of America Inc. Cl A	2.6%
Teradyne Inc.	2.3%
UGI Corp.	2.3%
Woodward Inc.	2.3%
Torchmark Corp.	2.2%
Xcel Energy Inc.	2.2%
Regions Financial Corp.	2.2%
DTE Energy Co.	2.2%
% Fund Total	24.1%

*	Includes Long-Term Investments only.

Sectors (% of net assets)

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Value Fund (“Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return

									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2015
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.79%	11/25/96	-8.90%	-3.60%	8.27%	9.50%	5.32%	5.92%	9.32%	9.64%
Class C	2.54%	7/28/00	-4.34%	-4.34%	8.68%	8.68%	5.12%	5.12%	8.29%	8.29%
Institutional Class	1.54%	9/12/00	-3.36%	-3.36%	9.77%	9.77%	6.18%	6.18%	8.64%	8.64%
Russell 2000® Index**			-4.41%	-4.41%	9.19%	9.19%	6.80%	6.80%	7.73%	7.73%

*	As stated in the Prospectus dated October 28, 2015.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000® Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

SUB-ADVISER:
Aronson Johnson Ortiz, LP

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2015
$33,720,523

Top 10 Holdings* (% of net assets)

Alaska Air Group Inc.	1.5%
Emergent BioSolutions Inc.	1.4%
Take-Two Interactive Software Inc.	1.4%
United Therapeutics Corp.	1.4%
Everest Re Group Ltd.	1.4%
EMCOR Group Inc.	1.4%
Ligand Pharmaceuticals Inc.	1.4%
Wabash National Corp.	1.4%
Kaiser Aluminum Corp.	1.4%
Cooper Tire & Rubber Co.	1.4%
% Fund Total	14.1%

*	Includes Long-Term Investments only.

Sectors (% of net assets)

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Strategic Growth Fund (“Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return

									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2015
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.24%	11/25/96	-4.82%	0.71%	8.19%	9.41%	3.95%	4.54%	10.92%	11.25%
Class C	2.99%	7/11/00	0.00%	0.00%	8.60%	8.60%	3.76%	3.76%	3.97%	3.97%
Institutional Class	1.99%	7/20/00	0.98%	0.98%	9.66%	9.66%	4.79%	4.79%	4.91%	4.91%
S&P 500® Total Return Index**			1.38%	1.38%	12.57%	12.57%	7.31%	7.31%	7.31%	7.31%

*	As stated in the Prospectus dated October 28, 2015.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2015 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Strategic Growth Fund  (QUAGX, QAGCX, QAGIX)

SUB-ADVISER:
DG Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2015
$104,080,171

Top 10 Holdings* (% of net assets)

Roche Holding AG	6.0%
Alphabet Inc. Cl A&C	4.6%
Amazon.com Inc.	4.5%
Adobe Systems Inc.	3.9%
Eli Lilly & Co.	3.5%
Amgen Inc.	3.3%
Mastercard Inc. Cl A	3.3%
Visa Inc. Cl A	3.2%
Gilead Sciences Inc.	2.9%
NIKE Inc.	2.9%
% Fund Total	38.1%

*	Includes Long-Term Investments only.

Sectors (% of net assets)

2015 SEMI-ANNUAL REPORT

Expense Information (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2015 through December 31, 2015.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2015)	for the Period	(12/31/2015)	During the Period*
Event Arbitrage
Example based on actual return of:
Class A	-11.44%	$1,000.00	1.99%	$ 885.60	$ 9.43
Class C	-11.69%	1,000.00	2.74%	883.10	12.97
Institutional Class	-11.38%	1,000.00	1.74%	886.20	8.25
Hypothetical example based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.13	10.08
Class C		1,000.00	2.74%	1,011.36	13.85
Institutional Class		1,000.00	1.74%	1,016.39	8.82

2015 SEMI-ANNUAL REPORT

Expense Information (unaudited) (continued)

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2015)	for the Period	(12/31/2015)	During the Period*
Global Tactical Allocation
Example based on actual return of:
Class A	-5.30%	$1,000.00	2.25%	$ 947.00	$11.01
Class C	-5.77%	1,000.00	3.00%	942.30	14.65
Institutional Class	-5.22%	1,000.00	2.00%	947.80	9.79
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.25%	1,013.83	11.39
Class C		1,000.00	3.00%	1,010.05	15.16
Institutional Class		1,000.00	2.00%	1,015.08	10.13

Mid-Cap Value
Example based on actual return of:
Class A	-10.73%	1,000.00	2.06%	892.70	9.80
Class C	-11.09%	1,000.00	2.81%	889.10	13.34
Institutional Class	-10.61%	1,000.00	1.81%	893.90	8.62
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.06%	1,014.78	10.43
Class C		1,000.00	2.81%	1,011.01	14.20
Institutional Class		1,000.00	1.81%	1,016.04	9.17

Small-Cap Value
Example based on actual return of:
Class A	-7.91%	1,000.00	1.82%	920.90	8.79
Class C	-8.27%	1,000.00	2.57%	917.30	12.39
Institutional Class	-7.79%	1,000.00	1.57%	922.10	7.59
Hypothetical example based on assumed 5% return:
Class A		1,000.00	1.82%	1,015.99	9.22
Class C		1,000.00	2.57%	1,012.22	13.00
Institutional Class		1,000.00	1.57%	1,017.24	7.96

Strategic Growth
Example based on actual return of:
Class A	-3.31%	1,000.00	2.24%	966.90	11.07
Class C	-3.65%	1,000.00	2.99%	963.50	14.76
Institutional Class	-3.19%	1,000.00	1.99%	968.10	9.84
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.24%	1,013.88	11.34
Class C		1,000.00	2.99%	1,010.10	15.11
Institutional Class		1,000.00	1.99%	1,015.13	10.08

*
Expenses are equal to the Funds’ annualized six-month expense ratios multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 366 to reflect the one-half year period.

2015 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Event Arbitrage Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 86.9%

Common Stocks — 65.4%

Basic Materials — 1.8%

Chemicals — 1.8%
MPM Holdings Inc. (a)^	34,576	$332,967
Platform Specialty
Products Corp. (a)(b)	56,000	718,480
		1,051,447
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)f*#^	109,444	0
Total Basic Materials
(Cost $1,887,488)		1,051,447

Communications — 6.5%

Internet — 3.2%
30DC Inc. (a) •●	50,000	2,650
FTD Cos. Inc. (a)(b)	47,700	1,248,309
Yahoo! Inc. (a)	20,000	665,200
		1,916,159
Media — 1.4%
Tribune Media Co. Cl A (b)**	24,600	831,726

Telecommunications — 1.9%
NII Holdings Inc. (a)(b)	89,529	452,121
Vodafone Group PLC - ADR f	21,000	677,460
		1,129,581
Total Communications
(Cost $5,455,306)		3,877,466

Consumer, Cyclical — 0.9%

Distribution/Wholesale — 0.3%
Medion AG f	9,211	172,825

Lodging — 0.0%
Trump Entertainment
Resorts Inc. (a)*^	8,949	0
Trump Entertainment
Resorts Inc. (a)*^	135	0
		0
Retail — 0.6%
Punch Taverns PLC (a) f	177,546	335,027
Total Consumer, Cyclical
(Cost $542,094)		507,852

Consumer, Non-cyclical — 26.2%

Beverages — 4.9%
Anheuser-Busch InBev NV - ADR f	11,500	1,437,500
PepsiCo Inc.	14,700	1,468,824
		2,906,324
Commercial Services — 5.5%
Hertz Global Holdings Inc. (a)	68,500	974,755
PayPal Holdings Inc. (a)	37,700	1,364,740
Sotheby’s (b)	35,300	909,328
		3,248,823
Food — 3.3%
Mondelez International Inc. (b)**	43,200	1,937,088

Healthcare-Products — 0.0%
Synovis Life Technologies Inc. (a)^	43,000	15,931

Healthcare-Services — 1.3%
Brookdale Senior Living Inc. (a)	42,000	775,320

Pharmaceuticals — 11.2%
AbbVie Inc. **	25,500	1,510,620
Celesio AG f	16,996	462,778
GlaxoSmithKline PLC - ADR f	26,400	1,065,240
INYX Inc. (a)	167,850	504
Pfizer Inc. **	70,600	2,278,968
Zoetis Inc.	28,000	1,341,760
		6,659,870
Total Consumer, Non-cyclical
(Cost $15,686,534)		15,543,356

Diversified — 2.6%

Holding Companies-Diversified — 2.6%
Atlantic Alliance
Partnership Corp. (a) f •●	72,000	731,160
GP Investments
Acquisition Corp. (a) f	81,750	812,595
Stoneleigh Partners
Acquisition Corp. (a)*^	400	0
		1,543,755
Total Diversified
(Cost $1,546,744)		1,543,755

Energy — 3.7%

Oil & Gas — 1.5%
Hess Corp.	17,000	824,160
OGX Austria Petroleo e
Gas SA-SP-ADR (a) f• ●	55,075	35
Southwestern Energy Co. (a)(b)	12,300	87,453
		911,648

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Oil & Gas Services — 1.6%
Halliburton Co.	28,300	$963,332

Pipelines — 0.6%
Energy Transfer Equity LP **	24,000	329,760
Total Energy
(Cost $3,358,319)		2,204,740

Financial — 5.1%

Diversified Financial Services — 2.7%
GFI Group Inc. (a)(b)	257,083	1,568,206

Insurance — 0.7%
Ambac Financial Group Inc. (a)**	28,500	401,565

Real Estate — 1.7%
CA Immobilien Anlagen AG f	55,000	1,005,956
Safeway Casa Ley CVR (a)*^	47,000	10,575
Safeway Property Development
Center LLC CVR (a)*^	47,000	10,575
		1,027,106
Total Financial
(Cost $3,283,133)		2,996,877

Healthcare — 2.0%

Healthcare-Services — 2.0%
Diagnostic Services
Holdings Inc. (a)^	10,221	1,163,958
Total Healthcare
(Cost $735,000)		1,163,958

Industrial — 8.8%

Aerospace & Defense — 5.4%
API Technologies Corp. (a)	1,220,229	1,683,916
B/E Aerospace Inc.	18,100	766,897
Rolls-Royce Holdings PLC (a)f	85,000	720,519
		3,171,332
Electronics — 2.4%
IEC Electronics Corp. (a)	439,042	1,431,277

Miscellaneous Manufacturing — 1.0%
Pentair PLC (b)f	12,000	594,360
Total Industrial
(Cost $7,638,061)		5,196,969

Technology — 4.6%

Computers — 0.0%
Computer Horizons Corp. (a)*^	65,000	0

Semiconductors — 2.6%
QUALCOMM Inc.	30,500	1,524,543

Software — 2.0%
Contra Softbrands Inc. (a)*^	5,000	0
Microsoft Corp.	21,700	1,203,916
		1,203,916
Total Technology
(Cost $2,989,946)		2,728,459

Utilities — 3.2%

Gas — 3.2%
AGL Resources Inc.	30,000	1,914,300
Total Utilities
(Cost $1,835,244)		1,914,300
Total Common Stocks
(Cost $44,957,869)		38,729,179

Preferred Stocks — 1.7%

Energy — 0.1%

Oil & Gas — 0.1%
GeoMet Inc., 12.50% -
Convertible Series A▲●	3	5
Southwestern Energy Co.,
6.25% - Convertible Series B	1,700	31,535
		31,540
Total Energy
(Cost $85,022)		31,540

Financial — 0.6%

Insurance — 0.3%
MBIA Insurance Corp., 4.71% (a)*#^	10	150,000

Mortgage Agencies — 0.3%
Federal Home Loan Mortgage Corp.,
0.00%, Series G (a)▲	3,000	12,600
Federal Home Loan Mortgage Corp.,
0.00%, Series M (a)	9,500	44,650
Federal Home Loan Mortgage Corp.,
0.00%, Series Q (a)▲	1,000	4,010
Federal Home Loan Mortgage Corp.,
0.00%, Series S (a)▲	25,000	102,750
Federal Home Loan Mortgage Corp.,
5.00%, Series F (a)	4,500	20,070
		184,080
Total Financial
(Cost $1,051,290)		334,080

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Preferred Stocks (Continued)

Healthcare — 1.0%

Healthcare-Services — 1.0%
Diagnostic Services Holdings
Inc., 0.00% (a)*^	613	$613,000
Total Healthcare
(Cost $613,000)		613,000
Total Preferred Stocks
(Cost $1,749,312)		978,620

Structured Notes — 7.8%

Bloomberg Gold Subindex
Stub Structured Note,
Expiration: 01/29/2016 (a)●	14,200	1,164,968
Ryanair Holdings PLC
Structured Note,
Expiration: 09/10/2016 (a)●	31,440	1,206,195
The Swatch Group AG
Structured Note,
Expiration: 04/20/2016 f ●	5,750	1,250,493
Yahoo Japan Corp. Structured Note,
Expiration: 05/31/2016 (a)●	75,000	1,010,550
		4,632,206
Total Structured Notes
(Cost $5,408,786)		4,632,206

	Par
	Value

Asset Backed Securities — 0.4%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2,
1.21%, 06/25/2030 ▲●	$9,140	8,208
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1,
0.93%, 02/25/2035 ▲●	221,430	179,002
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A,
0.57%, 04/15/2035 ▲●	22,905	19,619
		206,829
Total Asset Backed Securities
(Cost $220,839)		206,829

Convertible Bonds — 3.2%

Basic Materials — 0.0%

Mining — 0.0%
Talvivaara Mining Co. PLC,
4.00%, 12/16/2015 f +^	€12,900,000	0
Total Basic Materials
(Cost $1,141,281)		0

Consumer, Cyclical — 0.2%

Auto Parts & Equipment — 0.2%
Exide Technologies,
7.00%, 04/30/2025●	$154,226	104,874
Total Consumer, Cyclical
(Cost $147,516)		104,874

Financial — 3.0%

Banks — 0.7%
BNP Paribas Fortis SA,
1.867%, 12/29/2049 f ▲●	€500,000	393,949

Real Estate — 2.3%
Conwert Immobilien Invest SE,
5.25%, 02/01/2016 f ●	1,000,000	1,393,764
Total Financial
(Cost $1,694,344)		1,787,713
Total Convertible Bonds
(Cost $2,983,141)		1,892,587

Corporate Bonds — 6.6%

Consumer, Cyclical — 0.6%

Auto Parts & Equipment — 0.6%
Exide Technologies,
8.625%, 02/01/2018 *^	$1,000,000	15,000
Exide Technologies,
8.625%, 02/12/2018 *^	1,000,000	0
Exide Technologies,
11.00%, 04/30/2020 *●	407,375	334,048
		349,048
Total Consumer, Cyclical
(Cost $974,519)		349,048

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2015 (unaudited)

	Par	Fair
	Value	Value
Corporate Bonds (Continued)

Energy — 5.1%

Oil & Gas — 5.1%
Gastar Exploration Inc.,
8.625%, 05/15/2018●	$1,000,000	$525,000
Halcon Resources Corp.,
12.00%, 02/15/2022 (b) #●	390,000	250,000
Ithaca Energy Inc.,
8.125%, 07/01/2019 f #	1,000,000	740,000
Kosmos Energy Ltd.,
7.875%, 08/01/2021 (b) f#●	1,000,000	805,000
Tullow Oil PLC,
6.00%, 11/01/2020 f#●	1,000,000	695,000
		3,015,000
Total Energy
(Cost $4,195,278)		3,015,000

Financial — 0.9%

Diversified Financial Services — 0.6%
Hellas Telecommunications
Luxembourg II SCA,
0.00%, 01/15/2015 f*+#^	5,000,000	50,000
Lehman Brothers Holdings Inc.,
4.55%, 07/08/2014 +●	110,000	8,112
Lehman Brothers Holdings Inc.,
5.32%, 02/17/2015 +●	130,000	9,425
Lehman Brothers Holdings Inc.,
5.50%, 02/27/2020 +●	100,000	7,250
Lehman Brothers Holdings Inc.,
7.00%, 01/28/2020 ▲●	100,000	7,250
Lehman Brothers Holdings Inc.,
8.25%, 09/23/2020 ▲●	100,000	7,250
Lehman Brothers Holdings Inc.,
8.75%, 02/14/2023 ▲●	200,000	14,500
Twin Reefs Pass-Through Trust,
0.01%, 12/29/2049 *#▲^	1,000,000	290,000
		393,787
Insurance — 0.3%
Ambac Assurance Corp.,
5.10%, 06/07/2020 #^	221,329	174,983

Venture Capital — 0.0%
Infinity Capital Group,
7.00%, 12/31/2049 *+^	25,000	0
Total Financial
(Cost $821,207)		568,770
Total Corporate Bonds
(Cost $5,991,004)		3,932,818

Mortgage Backed Securities — 0.4%

GSR Mortgage Loan Trust
Class B2, Series 2005-5F,
5.75%, 06/25/2035●	628,584	261,732
		261,732
Total Mortgage Backed Securities
(Cost $531,762)		261,732

Foreign Government Agency Issues — 1.4%

Ukraine Government,
0.00%, 05/31/2040 f #●	200,000	79,000
Ukraine Government,
7.75%, 09/01/2019 f #●	830,000	768,232
		847,232
Total Foreign Government Agency Issues
(Cost $830,000)		847,232

Escrow Notes — 0.0%

Mirant Corp. (a)*^	20,000	0
NewPage Corp. (a)*^	300,000	0
Petrocorp Inc. (a)*^	200	0
		0
Total Escrow Notes
(Cost $198,770)		0
Total Long-Term Investments
(Cost $62,871,483)		51,481,203

	Number of
	Contracts
	(100 Shares
	Per Contract)
Purchased Options — 0.8%

Call Options — 0.5%
QUALCOMM Inc.,
Expiration: January, 2016
Exercise Price: $67.50	800	1,600
Southwestern Energy Co.,
Expiration: January, 2016
Exercise Price: $6.00	404	49,288

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2015 (unaudited)

	Number
	of Contracts
	(100 Shares	Fair
	Per Contract)	Value

Purchased Options (Continued)

Call Options (Continued)
Tenet Healthcare Corp.,
Expiration: May, 2016
Exercise Price: $35.00	400	$92,000
Tenet Healthcare Corp.,
Expiration: May, 2016
Exercise Price: $45.00●	600	33,000
The Williams Cos. Inc.,
Expiration: January, 2016
Exercise Price: $22.00●	240	86,400
Total Call Options
(Cost $411,479)		262,288

Put Options — 0.3%
AGL Resources Inc.,
Expiration: January, 2016
Exercise Price: $59.00^	300	600
CurrencyShares Euro Trust,
Expiration: April, 2016
Exercise Price: $110.00	432	194,400
Total Put Options
(Cost $266,664)		195,000
Total Purchased Options
(Cost $678,143)		457,288

	Number
	of Shares
Investments Purchased with Proceeds
from Securities Lending — 6.3%

Money Market Funds — 6.3%
Mount Vernon Securities
Lending Trust Prime Portfolio,
0.47% (c)(d)	3,714,588	3,714,588
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $3,714,588)		3,714,588
Total Investments
(Cost $67,264,214) — 94.0%		55,653,079
Other Assets in Excess
of Liabilities, Net 6.0%		3,542,206
Total Net Assets — 100.0%		$59,195,285
Schedule of Securities Sold Short (a)

Common Stocks

Alibaba Group Holding Ltd. - ADR f	8,134	661,050
Yahoo Japan Corp. f	16,500	67,815
Total Common Stocks		728,865
Total Securities Sold Short
(Proceeds $761,581)		$728,865

	Number
	of Contracts
	(100 Shares
	Per Contract)
Written Options

Call Options
CurrencyShares Euro Trust,
Expiration: April, 2016
Exercise Price: $110.00	432	42,336
Microsoft Corp.,
Expiration: January, 2016
Exercise Price: $56.50	71	2,911
Mondelez International Inc.,
Expiration: January, 2016
Exercise Price: $46.00	88	3,784
PepsiCo Inc.,
Expiration: January, 2016
Exercise Price: $102.00	40	1,640
Pfizer Inc.,
Expiration: January, 2016
Exercise Price: $33.00	92	1,288
QUALCOMM Inc.,
Expiration: January, 2016
Exercise Price: $51.50	78	3,354
Tenet Healthcare Corp.,
Expiration: May, 2016
Exercise Price: $55.00●	1,000	25,000
Zoetis Inc.,
Expiration: January, 2016
Exercise Price: $49.00●	83	4,358
Total Call Options
(Premiums Received $104,643)		84,671

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2015 (unaudited)

	Number
	of Contracts
	(100 Shares	Fair
	Per Contract)	Value
Written Options (Continued)

Put Options
Southwestern Energy Co.,
Expiration: January, 2016
Exercise Price: $6.00	251	$3,765
VMware Inc.,
Expiration: January, 2016
Exercise Price: $60.00	165	76,890
The Williams Cos. Inc.,
Expiration: January, 2016
Exercise Price: $22.00•	240	15,840
Total Put Options
(Premiums Received $134,547)		96,495
Total Written Options
(Premiums Received $239,190)		$181,166

ADR - American Depositary Receipt
CVR - Contingent Value Rights
€ - Euro
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $3,475,334. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $1,473,198, representing 2.5% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,827,589 representing 4.8% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Global Tactical Allocation Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments - 92.8%

Common Stocks — 89.5%

Communications — 20.0%

Internet — 18.3%
58.com Inc. - ADR
(Cayman Islands) (a)	1,140	$75,194
Alphabet Inc. Cl A (a)	283	220,177
Alphabet Inc. Cl C (a)(b)	293	222,352
Amazon.com Inc. (a)	655	442,708
Ctrip.com International Ltd. - ADR
(Cayman Islands) (a)	4,625	214,276
Expedia Inc.	695	86,389
Facebook Inc. Cl A (a)	2,278	238,415
LinkedIn Corp. Cl A (a)	315	70,900
Netflix Inc. (a)(b)	1,507	172,371
The Priceline Group Inc. (a)	50	63,748
		1,806,530
Media — 1.1%
Liberty Global PLC - LiLAC Class C
(United Kingdom) (a)	199	8,557
Liberty Global PLC - Series C
(United Kingdom) (a)	2,355	96,013
		104,570
Telecommunications — 0.6%
Palo Alto Networks Inc. (a)(b)	360	63,410
Sub-Total Communications —
Foreign (Cost $347,544)		394,040
Sub-Total Communications —
United States (Cost $1,419,770)		1,580,470
Total Communications (Cost $1,767,314)		1,974,510

Consumer, Cyclical — 12.4%

Airlines — 2.9%
American Airlines Group Inc.	3,302	139,823
AMR Corp. Escrow (a)*^	7,600	13,756
Delta Air Lines Inc.	2,582	130,882
		284,461
Apparel — 2.7%
Adidas AG - ADR (Germany)	340	16,493
NIKE Inc. (b)	4,042	252,625
		269,118
Auto Manufacturers — 1.7%
Bayerische Motoren
Werke AG - ADR (Germany)	4,590	160,030
Tata Motors Ltd. - ADR (India) (a)	130	3,845
		163,875
Leisure Time — 0.8%
Norwegian Cruise Line
Holdings Ltd. (Bermuda) (a)	1,260	73,836

Lodging — 0.7%
InterContinental Hotels Group
PLC - ADR (United Kingdom)	1,764	68,337

Retail — 3.6%
McDonald’s Corp.	750	88,605
The TJX Cos. Inc. (b)	1,870	132,602
Ulta Salon Cosmetics &
Fragrance Inc. (a)	750	138,750
		359,957
Sub-Total Consumer, Cyclical —
Foreign (Cost $315,176)		322,541
Sub-Total Consumer, Cyclical —
United States (Cost $827,355)		897,043
Total Consumer, Cyclical (Cost $1,142,531)		1,219,584

Consumer, Non-cyclical — 35.2%

Beverages — 1.8%
Anheuser-Busch InBev NV -
ADR (Belgium)	1,390	173,750

Biotechnology — 11.7%
Amgen Inc.	2,001	324,822
Biogen Inc. (a)	575	176,151
Celgene Corp. (a)(b)	1,015	121,556
Gilead Sciences Inc.	2,805	283,838
Incyte Corp. (a)(b)	610	66,155
Regeneron Pharmaceuticals Inc. (a)(b)	201	109,117
Vertex Pharmaceuticals Inc. (a)	595	74,869
		1,156,508
Commercial Services — 2.0%
PayPal Holdings Inc. (a)	2,395	86,699
Sabre Corp.	3,810	106,566
		193,265
Food — 1.4%
Mondelez International Inc.	3,205	143,712

Healthcare-Products — 2.3%
Abbott Laboratories	2,834	127,275

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Healthcare-Products (Continued)
Intuitive Surgical Inc. (a)	185	$101,040
		228,315
Pharmaceuticals — 16.0%
AbbVie Inc.	3,750	222,150
Alkermes PLC (Ireland) (a)	595	47,231
Allergan PLC (Ireland) (a)	605	189,063
AstraZeneca PLC - SP-ADR
(United Kingdom) (b)	2,605	88,440
Bristol-Myers Squibb Co.	3,720	255,899
Eli Lilly & Co.	4,086	344,286
Novartis AG - ADR (Switzerland)	1,295	111,422
Roche Holding AG (Switzerland)	7,885	271,796
Shire PLC - ADR (Jersey)	220	45,100
		1,575,387
Sub-Total Consumer, Non-cyclical —
Foreign (Cost $879,085)		926,802
Sub-Total Consumer, Non-cyclical —
United States (Cost $2,519,435)		2,544,135
Total Consumer, Non-cyclical (Cost $3,398,520)		3,470,937

Energy — 1.0%

Oil & Gas — 1.0%
Concho Resources Inc. (a)(b)	240	22,286
Diamondback Energy Inc. (a)	335	22,412
Encana Corp. (Canada)	3,155	16,059
Memorial Resource
Development Corp. (a)(b)	1,265	20,430
Occidental Petroleum Corp.	325	21,973
		103,160
Sub-Total Energy — Foreign
(Cost $23,302)		16,059
Sub-Total Energy — United States
(Cost $98,041)		87,101
Total Energy (Cost $121,343)		103,160

Financial — 11.0%

Banks — 3.9%
The Goldman Sachs Group Inc.	960	173,021
HDFC Bank Ltd. - ADR (India) (b)	2,277	140,263
UBS Group AG (Switzerland)	3,625	70,216
		383,500
Diversified Financial Services — 5.4%
MasterCard Inc. Cl A	2,625	255,570
Visa Inc. Cl A (b)	3,618	280,576
		536,146
Insurance — 1.7%
Arch Capital Group Ltd.
(Bermuda) (a)	1,105	77,074
Prudential PLC - ADR
(United Kingdom)	2,015	90,836
		167,910
Sub-Total Financial — Foreign
(Cost $337,231)		378,389
Sub-Total Financial — United States
(Cost $633,966)		709,167
Total Financial (Cost $971,197)		1,087,556

Industrial — 1.4%

Electronics — 0.7%
Honeywell International Inc.	655	67,838

Transportation — 0.7%
FedEx Corp.	460	68,535
Sub-Total Industrial — United States
(Cost $137,555)		136,373
Total Industrial (Cost $137,555)		136,373

Technology — 8.5%

Computers — 1.2%
Apple Inc.	1,174	123,575

Software — 7.3%
Adobe Systems Inc. (a)	3,990	374,821
Intuit Inc.	820	79,130
Microsoft Corp. (b)	1,730	95,980
NetEase Inc. - ADR (Cayman Islands)	385	69,777
salesforce.com Inc. (a)(b)	1,235	96,824
		716,532
Sub-Total Technology — Foreign
(Cost $61,399)		69,777
Sub-Total Technology — United States
(Cost $726,738)		770,330
Total Technology (Cost $788,137)		840,107
Total Common Stocks
(Cost $8,326,597)		8,832,227

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Exchange Traded Funds — 3.3%

Deutsche X-trackers MSCI
Japan Hedged Equity ETF	4,060	$154,645
WisdomTree Europe
Hedged Equity Fund	3,255	175,152
Sub-Total Exchange Traded Funds —
United States (Cost $379,107)		329,797
Total Exchange Traded Funds
Cost ($379,107)		329,797
Total Long-Term Investments
Cost ($8,705,704)		9,162,024

Investments Purchased with Proceeds
from Securities Lending — 15.9%

Money Market Funds — 15.9%
Mount Vernon Securities
Lending Trust Prime Portfolio,
0.47% (c)(d)	1,572,303	1,572,303
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $1,572,303)		1,572,303
Total Investments
(Cost $10,278,007) — 108.7%		10,734,327
Liabilities in Excess of
Other Assets, Net (8.7%)		(862,097)
Total Net Assets — 100.0%		$9,872,230
Schedule of Securities Sold Short (a)

Common Stocks

Cabot Oil & Gas Corp.	2,925	51,743
Pioneer Natural Resources Co.	190	23,822
Total Common Stocks		75,565
Total Securities Sold Short
(Proceeds $77,051)		$75,565

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $1,529,417. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
*	Indicates an illiquid security. Total market value for illiquid securities is $13,756, representing 0.1% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $13,756, representing 0.1% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Mid-Cap Value Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments - 97.4%

Common Stocks — 82.4%

Basic Materials — 3.9%

Chemicals — 0.7%
Axiall Corp.	3,411	$52,530

Iron & Steel — 2.1%
Reliance Steel & Aluminum Co.	2,580	149,408

Mining — 1.1%
Freeport-McMoRan Inc. (b)	11,312	76,582
Total Basic Materials
(Cost $413,400)		278,520

Communications — 1.6%

Internet — 1.6%
F5 Networks Inc. (a)	1,227	118,970
Total Communications
(Cost $139,028)		118,970

Consumer, Cyclical — 12.8%

Apparel — 3.4%
Gildan Activewear Inc. Cl A (b)f	3,818	108,508
Ralph Lauren Corp. (b)	1,202	133,999
		242,507
Distribution & Wholesale — 1.5%
LKQ Corp. (a)	3,754	111,231

Home Furnishings — 3.6%
Harman International Industries Inc.	1,512	142,446
Whirlpool Corp.	787	115,587
		258,033
Leisure Time — 1.3%
Polaris Industries Inc.	1,060	91,107

Retail — 2.0%
Best Buy Co. Inc.	4,838	147,317

Toys, Games & Hobbies — 1.0%
Hasbro Inc. (b)	1,039	69,987
Total Consumer, Cyclical
(Cost $941,286)		920,182

Consumer, Non-cyclical — 6.2%

Food — 3.5%
Ingredion Inc. (b)	1,266	121,333
Tyson Foods Inc. (b)	2,498	133,218
		254,551
Healthcare-Products — 1.5%
Zimmer Biomet Holdings Inc. (b)	1,060	108,745

Healthcare-Services — 1.2%
Brookdale Senior Living Inc. (a)	4,552	84,030
Total Consumer, Non-cyclical
(Cost $439,901)		447,326

Energy — 5.6%

Oil & Gas — 5.6%
Concho Resources Inc. (a)(b)	1,382	128,333
Diamond Offshore Drilling Inc. (b)	2,791	58,890
Helmerich & Payne Inc. (b)	2,756	147,584
Whiting Petroleum Corp. (a)	7,259	68,525
		403,332
Total Energy
(Cost $516,925)		403,332

Financial — 17.5%

Banks — 9.0%
Citizens Financial Group Inc.	5,460	142,997
Huntington Bancshares Inc. (b)	10,608	117,324
PacWest Bancorp (b)	2,698	116,284
Regions Financial Corp.	16,284	156,326
Zions Bancorporation (b)	4,110	112,203
		645,134
Diversified Financial Services — 1.6%
Invesco Ltd. f	3,451	115,539

Insurance — 6.9%
Lincoln National Corp.	3,081	154,851
Reinsurance Group of America Inc. Cl A	2,192	187,526
Torchmark Corp. (b)	2,770	158,333
		500,710
Total Financial
(Cost $1,008,836)		1,261,383

Industrial — 12.9%

Aerospace & Defense — 1.0%
Teledyne Technologies Inc. (a)	803	71,226

Electronics — 2.3%
Woodward Inc. (b)	3,300	163,878

Engineering & Construction — 1.6%
Fluor Corp. (b)	2,410	113,800

Hand & Machine Tools — 1.2%
Regal-Beloit Corp.	1,484	86,844

Machinery-Diversified — 3.7%
AGCO Corp. (b)	2,585	117,333
The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Mid-Cap Value Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Machinery-Diversified (Continued)
Roper Technologies Inc. (b)	789	$149,744
		267,077
Miscellaneous Manufacturing — 2.1%
Carlisle Cos. Inc.	1,743	154,587

Transportation — 1.0%
Old Dominion Freight Line Inc. (a)	1,235	72,951
Total Industrial
(Cost $888,455)		930,363

Technology — 11.1%

Computers — 5.4%
Cadence Design Systems Inc. (a)	6,516	135,598
MAXIMUS Inc. (b)	2,622	147,488
NetApp Inc.	3,918	103,945
		387,031
Semiconductors — 5.7%
Micron Technology Inc. (a)	6,451	91,346
ON Semiconductor Corp. (a)	15,760	154,448
Teradyne Inc.	7,991	165,174
		410,968
Total Technology
(Cost $815,586)		797,999

Utilities — 10.8%

Electric — 5.4%
DTE Energy Co.	1,946	156,050
Pepco Holdings Inc.	2,955	76,860
Xcel Energy Inc.	4,385	157,465
		390,375
Gas — 5.4%
CenterPoint Energy Inc. (b)	5,929	108,856
Questar Corp.	5,811	113,198
UGI Corp.	4,875	164,580
		386,634
Total Utilities
(Cost $712,603)		777,009
Total Common Stocks
(Cost $5,876,020)		5,935,084

Real Estate Investment Trusts — 15.0%

Alexandria Real Estate Equities Inc. (b)	1,662	150,178
Brixmor Property Group Inc.	8,393	216,707
Camden Property Trust (b)	1,983	152,215
Corporate Office Properties Trust	6,802	148,488
DDR Corp.	7,337	123,555
Duke Realty Corp.	3,840	80,717
Mid-America Apartment
Communities Inc. (b)	2,255	204,777
		1,076,637
Total Real Estate Investment Trusts
(Cost $1,006,878)		1,076,637
Total Long-Term Investments
(Cost $6,882,898)		7,011,721

Investments Purchased with Proceeds
from Securities Lending — 40.3%

Money Market Funds — 40.3%
Mount Vernon Securities
Lending Trust Prime Portfolio,
0.47% (c)(d)	2,903,093	2,903,093
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $2,903,093)		2,903,093
Total Investments
(Cost $9,785,991) — 137.7%		9,914,814
Liabilities in Excess
of Other Assets, Net (37.7%)		(2,712,623)
Total Net Assets — 100.0%		$7,202,191

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $2,817,619. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Small-Cap Value Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.4%

Common Stocks — 91.0%

Basic Materials — 4.7%

Chemicals — 1.5%
Chemtura Corp. (a)(b)	3,772	$102,862
KMG Chemicals Inc.	1,171	26,956
Kraton Performance Polymers Inc. (a)	20,740	344,491
OMNOVA Solutions Inc. (a)	5,850	35,861
		510,170
Forest Products & Paper — 1.6%
Domtar Corp. (b)	7,616	281,411
Mercer International Inc.	19,600	177,380
Schweitzer-Mauduit International Inc.	1,900	79,781
		538,572
Mining — 1.6%
Kaiser Aluminum Corp.	5,462	456,951
Nevsun Resources Ltd. f	25,770	69,837
		526,788
Total Basic Materials
(Cost $1,806,893)		1,575,530

Communications — 7.6%

Internet — 4.5%
DHI Group Inc. (a)	14,922	136,835
IAC/InterActiveCorp.	2,800	168,140
magicJack VocalTec Ltd. (a)f	9,340	88,263
RetailMeNot Inc. (a)	26,183	259,735
Shutterfly Inc. (a)(b)	4,688	208,897
Travelzoo Inc. (a)	16,690	139,695
United Online Inc. (a)	12,945	152,622
Web.com Group Inc. (a)	18,257	365,323
		1,519,510
Media — 0.4%
MSG Networks Inc. (a)	6,465	134,472

Telecommunications — 2.7%
Black Box Corp.	4,001	38,130
EarthLink Holdings Corp.	26,153	194,317
Extreme Networks Inc. (a)	47,042	191,931
FairPoint Communications Inc. (a)(b)	7,000	112,490
General Communication Inc. (a)	2,700	53,406
Inteliquent Inc.	3,536	62,835
NeuStar Inc. (a)(b)	10,970	262,951
		916,060
Total Communications
(Cost $2,634,049)		2,570,042

Consumer, Cyclical — 17.8%

Airlines — 3.2%
Alaska Air Group Inc. (b)	6,080	489,501
Hawaiian Holdings Inc. (a)	6,660	235,298
JetBlue Airways Corp. (a)(b)	12,639	286,273
SkyWest Inc.	3,980	75,700
		1,086,772
Apparel — 0.4%
Deckers Outdoor Corp. (a)(b)	2,519	118,897

Auto Manufacturers — 1.4%
Wabash National Corp. (a)(b)	39,041	461,855

Auto Parts & Equipment — 5.4%
American Axle & Manufacturing
Holdings Inc. (a)	4,704	89,094
Cooper Tire & Rubber Co.	12,046	455,941
Dana Holding Corp. (b)	2,800	38,640
The Goodyear Tire & Rubber Co.	3,823	124,897
Lear Corp.	3,376	414,674
Meritor Inc. (a)	18,522	154,659
Modine Manufacturing Co. (a)	13,380	121,089
Tower International Inc.	14,540	415,408
		1,814,402
Entertainment — 1.3%
Penn National Gaming Inc. (a)	28,295	453,286

Home Builders — 0.3%
NVR Inc. (a)	60	98,580

Home Furnishings — 0.2%
La-Z-Boy, Inc.	2,812	68,669

Retail — 5.6%
Abercrombie & Fitch Co. (b)	2,767	74,709
American Eagle Outfitters Inc. (b)	4,100	63,550
Big Lots Inc. (b)	3,521	135,699
Bravo Brio Restaurant Group Inc. (a)	19,921	179,289
Cash America International Inc. (b)	14,524	434,994
Chico’s FAS Inc.	5,352	57,106
The Children’s Place Inc.	3,420	188,784

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Retail (Continued)
Chuy’s Holdings Inc. (a)(b)	1,311	$41,087
Express Inc. (a)(b)	26,015	449,539
Movado Group Inc.	6,098	156,780
Ruth’s Hospitality Group Inc.	6,711	106,839
		1,888,376
Total Consumer, Cyclical
(Cost $5,438,300)		5,990,837

Consumer, Non-cyclical — 22.0%

Biotechnology — 6.6%
Acorda Therapeutics Inc. (a)(b)	2,640	112,939
Aegerion Pharmaceuticals Inc. (a)(b)	15,525	156,803
Emergent BioSolutions Inc. (a)(b)	12,086	483,561
Geron Corp. (a)(b)	18,981	91,868
Ligand Pharmaceuticals Inc. (a)(b)	4,286	464,688
Myriad Genetics Inc. (a)(b)	2,500	107,900
Repligen Corp. (a)	7,322	207,139
Spectrum Pharmaceuticals Inc. (a)	22,263	134,246
United Therapeutics Corp. (a)	3,066	480,166
		2,239,310
Commercial Services — 5.1%
Aaron’s Inc.	8,987	201,219
The Brink’s Co.	3,697	106,695
Colliers International Group Inc. f	4,600	204,930
Cross Country Healthcare Inc. (a)	3,900	63,921
Ennis Inc.	7,050	135,713
INC Research Holdings Inc. (a)	1,239	60,104
Insperity Inc.	5,494	264,536
K12 Inc. (a)	3,370	29,656
Medifast Inc. (b)	3,500	106,330
Net 1 UEPS Technologies Inc. (a)	24,507	331,090
Nutrisystem Inc.	6,600	142,824
TrueBue Inc. (a)(b)	2,276	58,630
		1,705,648
Cosmetics & Personal Care — 0.3%
Avon Products Inc. (b)	21,697	87,873

Food — 1.4%
Dean Foods Co. (b)	25,858	443,465
SpartanNash Co.	2,100	45,444
		488,909
Healthcare-Products — 3.1%
Hill-Rom Holdings Inc.	8,355	401,541
Masimo Corp. (a)	9,803	406,923
Orthofix International NV (a)f	5,873	230,280
		1,038,744
Healthcare-Services — 1.3%
Air Methods Corp. (a)(b)	4,522	189,607
Amedisys Inc. (a)	4,435	174,384
Providence Services Corp. (a)(b)	1,310	61,465
		425,456
Household Products & Wares — 0.3%
Central Garden & Pet Corp. (a)	6,600	89,760

Pharmaceuticals — 3.9%
Array BioPharma Inc. (a)	21,039	88,785
Eagle Pharmaceuticals Inc. (a)(b)	426	37,773
Enanta Pharmaceuticals Inc. (a)(b)	1,216	40,152
Herbalife Ltd. (a)(b)f	749	40,161
Inotek Pharmaceuticals Corp. (a)	4,661	52,809
Omega Protein Corp. (a)(b)	10,675	236,985
Owens & Minor Inc. (b)	10,698	384,914
PharMerica Corp. (a)	6,546	229,110
Recro Pharma Inc. (a)(b)	4,565	41,085
SciClone Pharmaceuticals Inc. (a)	21,026	193,439
		1,345,213
Total Consumer, Non-cyclical
(Cost $7,063,704)		7,420,913

Energy — 2.5%

Oil & Gas — 2.5%
Atwood Oceanics Inc. (b)	24,768	253,377
Ensco PLC (b)f	10,460	160,979
Noble Corp. PLC (b)f	20,720	218,596
Ocean Rig UDW Inc. f	14,780	24,091
Rowan Companies PLC (b)f	11,750	199,163
		856,206
Total Energy
(Cost $1,531,792)		856,206

Financial — 14.6%

Banks — 1.0%
Banco Latinoamericano de
Comercio Exterior SA f	2,710	70,270
Customers Bancorp Inc. (a)	3,607	98,183
Huntington Bancshares Inc. (b)	12,850	142,121

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Banks (Continued)
Walker & Dunlop Inc. (a)	1,447	$41,688
		352,262
Diversified Financial Services — 1.6%
Altisource Portfolio
Solutions SA (a)(b)f	6,169	171,560
Encore Capital Group Inc. (a)(b)	1,930	56,124
FBR & Co.	6,512	129,589
Federal Agricultural Mortgage Corp.	5,757	181,749
		539,022
Insurance — 9.0%
Aspen Insurance Holdings Ltd. f	9,227	445,664
Assured Guaranty Ltd. f	16,880	446,138
Everest Re Group Ltd. f	2,583	472,921
Federated National Holding Co.	1,961	57,967
Genworth Financial Inc. (a)	22,795	85,025
HCI Group Inc. (b)	10,039	349,859
MGIC Investment Corp. (a)	23,574	208,158
Old Republic International Corp. (b)	5,040	93,895
Reinsurance Group
of America Inc. Cl A	4,860	415,773
Validus Holdings Ltd. f	9,577	443,319
		3,018,719
Real Estate — 1.3%
Jones Lang LaSalle Inc.	2,730	436,418

Savings & Loans — 1.7%
Banc of California Inc.	4,478	65,468
Flagstar Bancorp Inc. (a)	19,165	442,903
United Community Financial Corp.	10,630	62,717
		571,088
Total Financial
(Cost $4,468,694)		4,917,509

Industrial — 10.9%

Aerospace & Defense — 0.6%
Spirit AeroSystems Holdings Inc. (a)	4,285	214,550

Electrical Components & Equipment — 1.0%
General Cable Corp.	25,371	340,733

Electronics — 3.4%
Flextronics International Ltd. (a)f	26,766	300,047
Jabil Circuit Inc.	8,508	198,151
Orbotech Ltd. (a)f	19,332	427,817
Sanmina Corp. (a)	4,188	86,189
ZAGG Inc. (a)	12,940	141,564
		1,153,768
Engineering & Construction — 3.8%
Aegion Corp. (a)	22,528	435,016
Argan Inc.	6,182	200,297
Comfort Systems U.S.A. Inc.	5,900	167,678
EMCOR Group Inc.	9,775	469,591
		1,272,582
Miscellaneous Manufacturing — 0.2%
Sturm, Ruger & Company Inc.	626	37,316
Trinity Industries Inc. (b)	1,000	24,020
		61,336
Shipbuilding — 1.3%
Huntington Ingalls Industries Inc.	3,490	442,707

Transportation — 0.6%
Tsakos Energy Navigation Ltd. f	23,912	189,383
Total Industrial
(Cost $3,100,215)		3,675,059

Technology — 7.4%

Computers — 1.4%
Cadence Design Systems Inc. (a)	12,975	270,010
Convergys Corp. (b)	2,163	53,837
Insight Enterprises Inc. (a)	5,952	149,514
		473,361
Semiconductors — 0.9%
ChipMOS TECHNOLOGIES
Bermuda Ltd. f	10,549	208,870
Cirrus Logic Inc. (a)	1,829	54,010
ON Semiconductor Corp. (a)	2,850	27,930
		290,810
Software — 5.1%
Aspen Technology Inc. (a)	11,507	434,504
AVG Technologies NV (a)f	8,850	177,443
CSG Systems International Inc. (b)	3,466	124,707
Progress Software Corp. (a)	15,810	379,440
Quality Systems Inc.	7,510	121,061
Take-Two Interactive
Software Inc. (a)(b)	13,822	481,558
		1,718,713
Total Technology
(Cost $2,411,347)		2,482,884

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Utilities — 3.5%

Electric — 2.1%
NRG Energy, Inc. (b)	6,705	$78,918
Portland General Electric Co.	11,065	402,434
Talen Energy Corp. (a)(b)	35,877	223,514
		704,866
Gas — 1.4%
Southwest Gas Corp.	1,022	56,374
UGI Corp.	12,920	436,179
		492,553
Total Utilities
(Cost $1,233,962)		1,197,419
Total Common Stocks
(Cost $29,688,956)		30,686,399

Real Estate Investment Trusts — 7.9%

Ashford Hospitality Trust Inc.	67,025	422,928
CBL & Associates Properties Inc.	26,670	329,908
Hersha Hospitality Trust	19,245	418,771
Hospitality Properties Trust	15,000	392,250
Mack-Cali Realty Corp.	16,099	375,912
Ryman Hospitality Properties Inc. (b)	5,745	296,672
Summit Hotel Properties Inc.	35,490	424,105
		2,660,546
Total Real Estate Investment Trusts
(Cost $2,817,015)		2,660,546

Closed End Mutual Funds — 0.5%

THL Credit Inc.	15,733	168,343
Total Closed End Mutual Funds
(Cost $194,488)		168,343
Total Long-Term Investments
(Cost 32,700,459)		33,515,288

Investments Purchased with Proceeds
from Securities Lending — 26.2%

Money Market Funds — 26.2%
Mount Vernon Securities
Lending Trust Prime Portfolio,
0.47% (c)(d)	8,822,492	8,822,492
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $8,822,492)		8,822,492
Total Investments
(Cost $41,522,951) — 125.6%		42,337,780
Liabilities in Excess of
Other Assets, Net (25.6%)		(8,617,257)
Total Net Assets — 100.0%		$33,720,523

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $8,403,655. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Strategic Growth Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Long-Term Investments - 94.7%

Common Stocks — 94.7%

Communications — 19.4%

Internet — 18.7%
58.com Inc. (a)f	12,185	$803,723
Alphabet Inc. Cl A (a)	3,055	2,376,821
Alphabet Inc. Cl C (a)	3,133	2,377,571
Amazon.com Inc. (a)	6,920	4,677,159
Ctrip.com International Ltd. (a)f	49,740	2,304,454
Expedia Inc. (b)	7,445	925,413
Facebook Inc. Cl A (a)	24,690	2,584,055
LinkedIn Corp. Cl A (a)	3,385	761,896
Netflix Inc. (a)	16,167	1,849,181
The Priceline Group Inc. (a)	630	803,219
		19,463,492
Telecommunications — 0.7%
Palo Alto Networks Inc. (a)(b)	4,165	733,623
Total Communications
(Cost $17,753,294)		20,197,115

Consumer, Cyclical — 14.2%

Airlines — 3.4%
American Airlines Group Inc.	37,403	1,584,017
AMR Corp. Escrow (a)*^	211,235	382,335
Delta Air Lines Inc.	31,133	1,578,132
		3,544,484
Apparel — 2.9%
NIKE Inc.	47,484	2,967,750

Leisure Time — 0.7%
Norwegian Cruise Line
Holdings Ltd. (a)f	13,345	782,017

Retail — 7.2%
L Brands Inc.	11,445	1,096,660
McDonald’s Corp.	10,100	1,193,214
Starbucks Corp.	34,690	2,082,441
The TJX Cos. Inc. (b)	22,845	1,619,939
Ulta Salon Cosmetics &
Fragrance Inc. (a)	7,985	1,477,225
		7,469,479
Total Consumer, Cyclical
(Cost $13,230,511)		14,763,730

Consumer, Non-cyclical — 39.3%

Beverages — 1.8%
Anheuser-Busch InBev
NV - ADR (b)f	14,855	1,856,875

Biotechnology — 12.1%
Amgen Inc. **	21,410	3,475,485
Biogen Inc. (a)	6,219	1,905,191
Celgene Corp. (a)(b)	10,755	1,288,019
Gilead Sciences Inc.	29,923	3,027,908
Incyte Corp. (a)	7,360	798,192
Regeneron Pharmaceuticals Inc. (a)(b)	2,456	1,333,289
Vertex Pharmaceuticals Inc. (a)	6,343	798,140
		12,626,224
Commercial Services — 2.2%
PayPal Holdings Inc. (a)	29,045	1,051,429
Sabre Corp.	46,295	1,294,871
		2,346,300
Food — 1.6%
Mondelez International Inc.	36,260	1,625,898

Healthcare-Products — 2.9%
Abbott Laboratories	35,040	1,573,646
Intuitive Surgical Inc. (a)	2,575	1,406,362
		2,980,008
Pharmaceuticals — 18.7%
AbbVie Inc.	41,225	2,442,169
Allergan PLC (a)f	6,386	1,995,625
AstraZeneca PLC - SP-ADR f	15,510	526,565
Bristol-Myers Squibb Co.	39,646	2,727,248
Eli Lilly & Co.	43,761	3,687,302
Novartis AG - ADR f	15,650	1,346,526
Roche Holding AG f	179,880	6,200,464
Shire PLC f	2,650	543,250
		19,469,149
Total Consumer, Non-cyclical
(Cost $41,071,467)		40,904,454

Financial — 12.1%

Banks — 3.5%
The Goldman Sachs Group Inc.	11,310	2,038,401
HDFC Bank Ltd. - ADR (b)f	26,715	1,645,644
		3,684,045

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2015 (unaudited)

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Diversified Financial Services — 7.4%
The Charles Schwab Corp. (b)	32,350	$1,065,285
Mastercard Inc. Cl A **	34,755	3,383,747
Visa Inc. Cl A (b)	42,430	3,290,446
		7,739,478
Insurance — 1.2%
Marsh & McLennan Cos. Inc.	21,873	1,212,858
Total Financial
(Cost $11,242,818)		12,636,381

Industrial — 1.6%

Electronics — 0.8%
Honeywell International Inc.	7,875	815,614

Transportation — 0.8%
FedEx Corp.	5,415	806,781
Total Industrial
(Cost $1,697,490)		1,622,395

Technology — 8.1%

Computers — 1.3%
Apple Inc.	12,277	1,292,277

Software — 6.8%
Adobe Systems Inc. (a)	42,764	4,017,250
Intuit Inc.	10,130	977,545
Microsoft Corp.	19,025	1,055,507
salesforce.com Inc. (a)(b)	13,350	1,046,640
		7,096,942
Total Technology
(Cost $7,745,099)		8,389,219
Total Common Stocks
(Cost $92,740,679)		98,513,294
Total Long-Term Investments
(Cost $92,740,679)		98,513,294

Investments Purchased with Proceeds
from Securities Lending — 13.0%

Money Market Funds — 13.0%
Mount Vernon Securities
Lending Trust Prime Portfolio,
0.47% (c)(d)	13,546,644	$13,546,644
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $13,546,644)		13,546,644
Total Investments
(Cost $106,287,323) — 107.7%		112,059,938
Liabilities in Excess of
Other Assets, Net (7.7%)		(7,979,767)
Total Net Assets — 100.0%		$104,080,171

Schedule of Securities Sold Short (a)

Common Stocks

Cabot Oil & Gas Corp.	30,930	547,152
Pioneer Natural Resources Co.	2,230	279,597
Total Common Stocks		826,749
Total Securities Sold Short
(Proceeds $843,840)		$826,749

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $13,229,921. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $382,335, representing 0.4% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short.
^	Indicates a fair valued security. Total market value for fair valued securities is $382,335, representing 0.4% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

(This Page Intentionally Left Blank.)

2015 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2015 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
ASSETS:
Investments, at value (Note 11)	$55,653,079	$10,734,327	$9,914,814	$42,337,780	$112,059,938
Cash	6,883,985	1,089,582	193,098	205,718	5,149,182
Foreign currency, at value	159,922	—	—	—	—
Cash held at brokers for short sales	448,287	67,700	—	—	764,853
Receivables:
Dividends and interest	332,765	5,767	14,254	43,595	73,399
Capital shares sold	211,951	94,173	129	60	437,049
Investment securities sold	1,838,792	7,009	—	—	917,716
Securities lending income	985	254	477	3,577	1,724
Prepaid expenses and other assets	64,595	4,741	5,013	20,279	91,657
Total assets	65,594,361	12,003,553	10,127,785	42,611,009	119,495,518

LIABILITIES:
Written options, at value	$181,166	$—	$—	$—	$—
Securities sold short, at value	728,865	75,565	—	—	826,749
Payables:
Due to advisor (Note 3)	59,799	9,599	6,520	29,541	103,181
Capital shares redeemed	1,577,436	21,152	157	130	191,250
Upon return of securities loaned	3,714,588	1,572,303	2,903,093	8,822,492	13,546,644
Investment securities purchased	9,950	435,587	—	—	517,346
Shareholder distributions	191	—	—	—	—
Distribution fees	18,939	6,402	5,574	4,964	68,623
Trustee expenses	8,549	710	671	2,880	12,462
Chief compliance officer fees	5,129	409	423	1,548	8,080
Accrued expenses	94,464	9,596	9,156	28,931	141,012
Total liabilities	6,399,076	2,131,323	2,925,594	8,890,486	15,415,347
Net assets	$59,195,285	$9,872,230	$7,202,191	$33,720,523	$104,080,171

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (continued)

December 31, 2015 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
NET ASSETS CONSIST OF:
Paid-in capital	$75,003,960	$19,893,141	$12,031,992	$33,125,541	$458,011,216
Accumulated net investment income (loss)	(48,565)	(107,759)	(29,974)	(33,475)	(1,868,737)
Accumulated net realized
gain (loss) on investments	(4,227,557)	(10,370,958)	(4,928,650)	(186,372)	(357,852,014)
Net unrealized appreciation (depreciation)
on investments:
Securities	(11,611,135)	456,320	128,823	814,829	5,772,615
Securities sold short	32,716	1,486	—	—	17,091
Written option contracts	58,024	—	—	—	—
Foreign currency transactions	(12,158)	—	—	—	—
Total net assets	$59,195,285	$9,872,230	$7,202,191	$33,720,523	$104,080,171
Total investments, at cost	$67,264,214	$10,278,007	$9,785,991	$41,522,951	$106,287,323
Includes loaned securities
with a market value of	$3,475,334	$1,529,417	$2,817,619	$8,403,655	$13,229,921
Total foreign currency, at cost	$161,763	$—	$—	$—	$—
Premiums on written options	239,190	—	—	—	—
Proceeds from securities sold short	761,581	77,051	—	—	843,840
Class A shares:
Net assets	$19,141,498	$4,477,234	$4,330,596	$6,945,026	$68,632,665
Shares of beneficial interest outstanding(1)	1,765,981	410,924	195,772	338,094	2,673,328
Net asset value per share and
redemption price per share	$10.84	$10.90	$22.12	$20.54	$25.67
Offering price per share
(100/94.50 x net asset value per share)	$11.47	$11.53	$23.41	$21.74	$27.16
Class C shares:
Net assets	$5,185,759	$2,184,954	$1,613,038	$1,651,795	$18,421,207
Shares of beneficial interest outstanding(1)	495,483	212,468	83,474	99,441	821,270
Net asset value per share and
redemption price per share	$10.47	$10.28	$19.32	$16.61	$22.43
Institutional Class Shares:
Net assets	$34,868,028	$3,210,042	$1,258,557	$25,123,702	$17,026,299
Shares of beneficial interest outstanding(1)	3,194,513	255,968	54,142	1,162,117	636,789
Net asset value per share and
redemption price per share	$10.91 *	$12.54	$23.25	$21.62	$26.74

(1)	Unlimited number of shares of beneficial interest with a 0.01 par value authorized.
*	See Note 2.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Statements of Operations

For the Six-Month Period Ended December 31, 2015 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INVESTMENT INCOME (LOSS)
Income:
Dividends (net of foreign withholding taxes)	$633,325	$42,127	$72,970	$252,560	$579,024
Interest	307,868	—	—	—	—
Securities lending income	17,010	1,690	3,376	16,414	10,987
Other Income	15,528	44	40	177	762
Total Income	973,731	43,861	76,386	269,151	590,773
Expenses:
Investment advisory fees (Note 3)	670,155	57,066	42,216	180,901	946,116
Funds administration and accounting fees	58,464	6,360	5,779	22,360	76,078
Transfer agent fees	136,398	11,853	11,255	25,029	183,936
Custody fees	15,131	3,257	1,164	6,931	8,818
Trustee fees and meeting expenses	17,076	1,440	1,312	5,692	24,753
Legal fees	13,500	797	732	3,161	13,728
Audit fees	12,800	1,083	983	4,273	18,566
Distribution fee — Class A	34,730	6,345	6,133	9,251	91,047
Distribution fee — Class C	30,695	9,718	8,840	8,491	95,869
Insurance	25,211	1,984	2,055	8,402	36,242
Officers’ compensation fees	30,902	2,602	2,375	10,298	44,880
Registration and filing expenses	38,748	2,726	3,021	12,672	54,883
Printing expenses	12,119	1,324	1,172	4,123	17,531
Dividends and interest on securities sold short	6,256	65	—	—	1,093
Other operating expenses	1,309	810	796	936	1,533
Total expenses	1,103,494	107,430	87,833	302,520	1,615,073
Investment advisory fees
(reimbursed) or recovered (Note 3)	(141,092)	—	—	—	20,130
Net expenses	962,402	107,430	87,833	302,520	1,635,203
Net investment income (loss)	11,329	(63,569)	(11,447)	(33,369)	(1,044,430)

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Statements of Operations (continued)

For the Six-Month Period Ended December 31, 2015 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	$(3,663,010)	$(70,527)	$(57,233)	$(167,920)	$4,145,106
Securities sold short	(190,632)	(2,130)	—	—	(49,707)
Written options	(14,215)	—	—	—	—
Foreign currency transactions	(78,196)	15	—	—	—
Net realized gain (loss) on investments	(3,946,053)	(72,642)	(57,233)	(167,920)	4,095,399
Capital gain distributions from
regulated investments companies	—	9,574	—	—	—
Net change in unrealized appreciation
(depreciation) of investments:
Securities	(9,071,281)	(474,683)	(855,396)	(2,744,920)	(8,070,849)
Securities sold short	44,658	1,486	—	—	17,091
Written options	19,843	—	—	—	—
Foreign currency transactions	(15,763)	—	—	—	—
Net change in unrealized appreciation
(depreciation) of investments	(9,022,543)	(473,197)	(855,396)	(2,744,920)	(8,053,758)
Net realized and unrealized
gain (loss) on investments	(12,968,596)	(536,265)	(912,629)	(2,912,840)	(3,958,359)
Net increase (decrease) in net assets
resulting from operations	$(12,957,267)	$(599,834)	$(924,076)	$(2,946,209)	$(5,002,789)
(Foreign withholding taxes on
dividends/tax reclaims/interest)	$(16,993)	$(552)	$(94)	$(649)	$(7,611)

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

For the Six-Month Period Ended December 31, 2015 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$11,329	$(63,569)	$(11,447)	$(33,369)	$(1,044,430)
Net realized gain (loss)
on investment transactions:
Securities	(3,663,010)	(70,527)	(57,233)	(167,920)	4,145,106
Securities sold short	(190,632)	(2,130)	—	—	(49,707)
Written options	(14,215)	—	—	—	—
Foreign currency transactions	(78,196)	15	—	—	—
Capital gain distributions from
regulated investment companies	—	9,574	—	—	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	(9,071,281)	(474,683)	(855,396)	(2,744,920)	(8,070,849)
Securities sold short	44,658	1,486	—	—	17,091
Written options	19,843	—	—	—	—
Foreign currency transactions	(15,763)	—	—	—	—
Net increase (decrease) in
net assets resulting from operations	(12,957,267)	(599,834)	(924,076)	(2,946,209)	(5,002,789)
Distributions to shareholders from:
Net realized capital gain — Class A	(1,695,347)	—	—	(539,696)	—
Net realized capital gain — Class C	(467,044)	—	—	(156,220)	—
Net realized capital gain — Institutional Class	(3,193,513)	—	—	(1,869,051)	—
Total distributions	(5,355,904)	—	—	(2,564,967)	—
Capital share transactions:
Increase (decrease) in net assets
from fund share transactions (Note 8)	(36,323,352)	1,441,129	(841,586)	1,230,909	(54,766,436)
Total increase (decrease) in net assets	(54,636,523)	841,295	(1,765,662)	(4,280,267)	(59,769,225)

NET ASSETS
Beginning of period	113,831,808	9,030,935	8,967,853	38,000,790	163,849,396
End of period	$59,195,285	$9,872,230	$7,202,191	$33,720,523	$104,080,171
Undistributed (Accumulated) net investment
income (loss), at end of period	$(48,565)	$(107,759)	$(29,974)	$(33,475)	$(1,868,737)

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets (continued)

For the Fiscal Year Ended June 30, 2015

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(207,986)	$(94,156)	$(48,045)	$(39,328)	$(1,959,026)
Net realized gain (loss)
on investment transactions:
Securities	3,901,091	1,157,680	1,496,645	3,153,654	25,961,573
Securities sold short	99,814	41,962	—	—	—
Written options	2,578,054	—	—	—	—
Foreign currency transactions	(115,622)	1	—	—	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	(5,541,358)	(334,971)	(1,409,699)	(1,282,781)	(8,663,583)
Securities sold short	221,999	(10,087)	—	—	—
Written options	74,248	—	—	—	—
Foreign currency transactions	(13,869)	—	—	—	—
Net increase (decrease) in
net assets resulting from operations	996,371	760,429	38,901	1,831,545	15,338,964
Distributions to shareholders from:
Net investment income — Class A	(306,809)	—	—	—	—
Net investment income — Class C	(11,982)	—	—	—	—
Net investment income — Institutional Class	(812,515)	—	—	—	—
Net realized capital gain — Class A	(1,997,309)	—	—	(414,711)	—
Net realized capital gain — Class C	(340,345)	—	—	(107,437)	—
Net realized capital gain — Institutional Class	(3,851,430)	—	—	(1,402,902)	—
Total distributions	(7,320,390)	—	—	(1,925,050)	—
Capital share transactions:
Increase (decrease) in net assets
from fund share transactions (Note 8)	1,091,370	945,368	(1,096,913)	(92,858)	(20,472,584)
Total increase (decrease) in net assets	(5,232,649)	1,705,797	(1,058,012)	(186,363)	(5,133,620)

NET ASSETS
Beginning of period	119,064,457	7,325,138	10,025,865	38,187,153	168,983,016
End of period	$113,831,808	$9,030,935	$8,967,853	$38,000,790	$163,849,396
Undistributed (Accumulated) net investment
income (loss), at end of period	$(59,894)	$(44,190)	$(18,527)	$(106)	$(824,307)
The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.39		$14.07	$12.81	$11.93	$12.50	$12.54
Income from investment operations:
Net investment income (loss)(1)	(0.01)		(0.04)	0.41	0.37	0.11	—
Net realized and unrealized
gain (loss) on investments	(1.52)		0.21	0.93	0.65	(0.41)	0.06
Total from investment operations	(1.53)		0.17	1.34	1.02	(0.30)	0.06
Distributions to shareholders from:
Net investment income	—		(0.11)	(0.01)	(0.01)	—	(0.06)
Net realized capital gain	(1.02)		(0.74)	(0.07)	(0.13)	(0.27)	(0.04)
Total distributions	(1.02)		(0.85)	(0.08)	(0.14)	(0.27)	(0.10)
Net asset value, end of period	$10.84		$13.39	$14.07	$12.81	$11.93	$12.50
Total Return(2)	(11.44	)%*	1.38%	10.47%	8.70%	(2.31)%	0.47%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$19,141		$31,817	$53,035	$35,232	$34,725	$25,413
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.26	%**	2.17%	2.15%	2.37%	2.37%	2.30%
Expense net of fee waivers, if any(3)(5)	1.99	%**	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets ***:
Before waiver and expense reimbursement(3)	(0.37	)%**	(0.47%)	2.85%	2.64%	0.55%	(0.28)%
After waiver and expense reimbursement(3)	(0.10	)%**	(0.29%)	3.01%	3.02%	0.92%	0.04%
Portfolio turnover rate	83	%*	237%	280%	186%	157%	99%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.25%**, 2.16%, 2.14%, 2.34%, 2.35% and 2.24% for the six-month period from July 1, 2015 to December 31, 2015, and for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98%**, 1.98%, 1.98%, 1.96%, 1.98% and 1.93% for the six-month period from July 1, 2015 to December 31, 2015, and for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

 2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.01		$13.72	$12.57	$11.78	$12.45	$12.55
Income from investment operations:
Net investment income (loss)(1)	(0.05)		(0.14)	0.30	0.28	0.02	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.47)		0.20	0.92	0.64	(0.42)	0.04
Total from investment operations	(1.52)		0.06	1.22	0.92	(0.40)	(0.03)
Distributions to shareholders from:
Net investment income	—		(0.03)	—	—	—	(0.03)
Net realized capital gain	(1.02)		(0.74)	(0.07)	(0.13)	(0.27)	(0.04)
Total distributions	(1.02)		(0.77)	(0.07)	(0.13)	(0.27)	(0.07)
Net asset value, end of period	$10.47		$13.01	$13.72	$12.57	$11.78	$12.45
Total Return(2)	(11.69	)%*	0.52%	9.72%	7.91%	(3.13)%	(0.24)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$5,186		$6,595	$6,555	$5,954	$7,195	$4,369
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	3.01	%**	2.92%	2.90%	3.12%	3.12%	3.08%
Expense net of fee waivers, if any(3)(5)	2.74	%**	2.74%	2.74%	2.74%	2.74%	2.74%
Ratio of net investment income (loss)
to average net assets ***:
Before waiver and expense reimbursement(3)	(1.12	)%**	(1.22)%	2.10%	1.89%	(0.17)%	(0.91)%
After waiver and expense reimbursement(3)	(0.85	)%**	(1.04)%	2.26%	2.27%	0.21%	(0.57)%
Portfolio turnover rate	83	%*	237%	280%	186%	157%	99%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.00%**, 2.91%, 2.89%, 3.09%, 3.10% and 3.02% for the six-month period from July 1, 2015 to December 31, 2015, and for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.73%**, 2.73%, 2.73%, 2.71%, 2.73% and 2.68% for the six-month period from July 1, 2015 to December 31, 2015, and for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.46		$14.15	$12.86	$11.97	$12.52	$12.54
Income from investment operations:
Net investment income (loss)(1)	0.01		(0.01)	0.44	0.40	0.13	0.08
Net realized and unrealized
gain (loss) on investments	(1.54)		0.21	0.94	0.67	(0.41)	0.02
Total from investment operations	(1.53)		0.20	1.38	1.07	(0.28)	0.10
Distributions to shareholders from:
Net investment income	—		(0.15)	(0.02)	(0.05)	—	(0.08)
Net realized capital gain	(1.02)		(0.74)	(0.07)	(0.13)	(0.27)	(0.04)
Total distributions	(1.02)		(0.89)	(0.09)	(0.18)	(0.27)	(0.12)
Net asset value, end of period	$10.91		$13.46	$14.15	$12.86	$11.97	$12.52
Total Return(2)	(11.38	)%*	1.61%	10.77%	9.04%	(2.14)%	0.72%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$34,868		$75,420	$59,474	$24,929	$13,292	$19,941
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.01	%**	1.92%	1.90%	2.12%	2.09%	2.11%
Expense net of fee waivers, if any(3)(5)	1.74	%**	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(0.12	)%**	(0.22)%	3.10%	2.89%	0.75%	0.26%
After waiver and expense reimbursement(3)	0.15	%**	(0.04)%	3.26%	3.27%	1.11%	0.62%
Portfolio turnover rate	83	%*	237%	280%	186%	157%	99%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.00%**, 1.91%, 1.89%, 2.09%, 2.08% and 2.06%, for the six-month period from July 1, 2015 to December 31, 2015, and for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.73%**, 1.73%, 1.73%, 1.71%, 1.73% and 1.70% for the six-month period from July 1, 2015 to December 31, 2015,  and for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.51		$10.46	$8.30	$7.12	$7.51	$5.92
Income from investment operations:
Net investment income (loss)(1)	(0.07)		(0.11)	(0.08)	(0.09)	(0.10)	(0.09)
Net realized and unrealized
gain (loss) on investments	(0.54)		1.16	2.24	1.27	(0.29)	1.68
Total from investment operations	(0.61)		1.05	2.16	1.18	(0.39)	1.59
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$10.90		$11.51	$10.46	$8.30	$7.12	$7.51
Total Return(2)	(5.30	)%*	10.04%	26.02%	16.57%	(5.19)%	26.86%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$4,477		$5,707	$3,992	$3,856	$5,707	$11,708
Ratio of expenses to average net assets(3)	2.25	%**	2.27%	2.19%	2.83%	2.68%	2.41%
Ratio of net investment income (loss)
to average net assets ***	(1.29	)%**	(1.03)%	(0.80)%	(1.22)%	(1.41)%	(1.30)%
Portfolio turnover rate	79	%*	125%	130%	484%	880%	732%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.23%**, 2.25%, 2.15% and 2.83% for the six-month period from July 1, 2015 to December 31, 2015 and for the years ended June 30, 2015, 2014 and 2013, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.91		$9.99	$7.98	$6.90	$7.34	$5.82
Income from investment operations:
Net investment income (loss)(1)	(0.11)		(0.19)	(0.14)	(0.14)	(0.15)	(0.14)
Net realized and unrealized
gain (loss) on investments	(0.52)		1.11	2.15	1.22	(0.29)	1.66
Total from investment operations	(0.63)		0.92	2.01	1.08	(0.44)	1.52
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$10.28		$10.91	$9.99	$7.98	$6.90	$7.34
Total Return(2)	(5.77	)%*	9.21%	25.19%	15.65%	(5.99)%	26.12%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$2,185		$1,851	$2,093	$2,124	$3,158	$6,880
Ratio of expenses to average net assets(3)	3.00	%**	3.02%	2.94%	3.58%	3.43%	3.16%
Ratio of net investment income (loss)
to average net assets ***	(2.04	)%**	(1.78)%	(1.55)%	(1.97)%	(2.15)%	(2.07)%
Portfolio turnover rate	79	%*	125%	130%	484%	880%	732%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.98%**, 3.00%, 2.90% and 3.58% for the six-month period from July 1, 2015 to December 31, 2015 and for the years ended June 30, 2015, 2014 and 2013, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.23		$12.00	$9.49	$8.12	$8.55	$6.71
Income from investment operations:
Net investment income (loss)(1)	(0.07)		(0.10)	(0.06)	(0.08)	(0.09)	(0.08)
Net realized and unrealized
gain (loss) on investments	(0.62)		1.33	2.57	1.45	(0.34)	1.92
Total from investment operations	(0.69)		1.23	2.51	1.37	(0.43)	1.84
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$12.54		$13.23	$12.00	$9.49	$8.12	$8.55
Total Return(2)	(5.22	)%*	10.25%	26.45%	16.87%	(5.03)%	27.42%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$3,210		$1,474	$1,240	$625	$899	$987
Ratio of expenses to average net assets(3)	2.00	%**	2.02%	1.94%	2.58%	2.47%	2.16%
Ratio of net investment income (loss)
to average net assets ***	(1.04	)%**	(0.78)%	(0.55)%	(0.97)%	(1.12)%	(1.05)%
Portfolio turnover rate	79	%*	125%	130%	484%	880%	732%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Ratio of expenses (excluding dividend and interest expense for securities sold short) were 1.98%**, 2.00%, 1.90% and 2.58% for the six-month period from July 1, 2015 to December 31, 2015 and for the years ended June 30, 2015, 2014 and 2013, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$24.78		$24.62	$18.99	$15.73	$16.03	$11.99
Income from investment operations:
Net investment income (loss)(1)	(0.02)		(0.10)	(0.09)	(0.14)	(0.11)	(0.13)
Net realized and unrealized
gain (loss) on investments	(2.64)		0.26	5.72	3.40	(0.19)	4.17
Total from investment operations	(2.66)		0.16	5.63	3.26	(0.30)	4.04
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$22.12		$24.78	$24.62	$18.99	$15.73	$16.03
Total Return(2)	(10.73	)%*	0.65%	29.65%	20.72%	(1.87)%	33.69%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$4,331		$5,520	$5,724	$6,029	$6,114	$7,229
Ratio of expenses to average net assets	2.06	%**	1.98%	2.03%	2.19%	2.21%	2.13%
Ratio of net investment income (loss)
to average net assets	(0.16	)%**	(0.39)%	(0.42)%	(0.80)%	(0.70)%	(0.88)%
Portfolio turnover rate	25	%*	49%	62%	47%	42%	27%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

 2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$21.73		$21.75	$16.91	$14.11	$14.48	$10.92
Income from investment operations:
Net investment income (loss)(1)	(0.09)		(0.25)	(0.22)	(0.24)	(0.20)	(0.22)
Net realized and unrealized
gain (loss) on investments	(2.32)		0.23	5.06	3.04	(0.17)	3.78
Total from investment operations	(2.41)		(0.02)	4.84	2.80	(0.37)	3.56
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$19.32		$21.73	$21.75	$16.91	$14.11	$14.48
Total Return(2)	(11.09	)%*	(0.09)%	28.62%	19.84%	(2.56)%	32.60%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,613		$1,944	$2,086	$1,815	$1,950	$2,577
Ratio of expenses to average net assets	2.81	%**	2.73%	2.78%	2.94%	2.96%	2.88%
Ratio of net investment income (loss)
to average net assets	(0.91	)%**	(1.14)%	(1.17)%	(1.55)%	(1.45)%	(1.63)%
Portfolio turnover rate	25	%*	49%	62%	47%	42%	27%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$26.01		$25.77	$19.83	$16.39	$16.66	$12.43
Income from investment operations:
Net investment income (loss)(1)	0.01		(0.04)	(0.04)	(0.10)	(0.07)	(0.10)
Net realized and unrealized
gain (loss) on investments	(2.77)		0.28	5.98	3.54	(0.20)	4.33
Total from investment operations	(2.76)		0.24	5.94	3.44	(0.27)	4.23
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$23.25		$26.01	$25.77	$19.83	$16.39	$16.66
Total Return(2)	(10.61	)%*	0.93%	29.95%	20.99%	(1.62)%	34.03%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,258		$1,504	$2,216	$1,060	$351	$433
Ratio of expenses to average net assets	1.81	%**	1.73%	1.78%	1.94%	1.96%	1.87%
Ratio of net investment income (loss)
to average net assets	0.09	%**	(0.14)%	(0.17)%	(0.55)%	(0.45)%	(0.62)%
Portfolio turnover rate	25	%*	49%	62%	47%	42%	27%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$24.15		$24.28	$19.50	$15.85	$16.53	$11.54
Income from investment operations:
Net investment income (loss)(1)	(0.04)		(0.06)	(0.11)	0.09	(0.08)	(0.05)
Net realized and unrealized
gain (loss) on investments	(1.85)		1.22	4.95	3.58	(0.60)	5.04
Total from investment operations	(1.89)		1.16	4.84	3.67	(0.68)	4.99
Distributions to shareholders from:
Net investment income	—		—	(0.06)	(0.02)	—	—
Net realized capital gain	(1.72)		(1.29)	—	—	—	—
Total distributions	(1.72)		(1.29)	(0.06)	(0.02)	—	—
Net asset value, end of period	$20.54		$24.15	$24.28	$19.50	$15.85	$16.53
Total Return(2)	(7.91	)%*	4.96%	24.83%	23.17%	(4.11)%	43.24%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$6,945		$7,790	$8,512	$7,727	$8,347	$14,168
Ratio of expenses to average net assets	1.82	%**	1.78%	1.83%	1.93%	1.96%	1.98%
Ratio of net investment income (loss)
to average net assets	(0.34	)%**	(0.26)%	(0.47)%	0.49%	(0.52)%	(0.35)%
Portfolio turnover rate	58	%*	128%	176%	142%	158%	131%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$19.96		$20.43	16.49	$13.49	$14.17	$9.98
Income from investment operations:
Net investment income (loss)(1)	(0.10)		(0.20)	(0.23)	(0.04)	(0.16)	(0.14)
Net realized and unrealized
gain (loss) on investments	(1.53)		1.02	4.17	3.04	(0.52)	4.33
Total from investment operations	(1.63)		0.82	3.94	3.00	(0.68)	4.19
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	(1.72)		(1.29)	—	—	—	—
Total distributions	(1.72)		(1.29)	—	—	—	—
Net asset value, end of period	$16.61		$19.96	$20.43	$16.49	$13.49	$14.17
Total Return(2)	(8.27	)%*	4.20%	23.89%	22.24%	(4.80)%	41.98%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,652		$1,684	$1,806	$1,625	$1,863	$2,524
Ratio of expenses to average net assets	2.57	%**	2.53%	2.58%	2.68%	2.70%	2.73%
Ratio of net investment income (loss)
to average net assets	(1.09	)%**	(1.01)%	(1.22)%	(0.26)%	(1.25)%	(1.15)%
Portfolio turnover rate	58	%*	128%	176%	142%	158%	131%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.29		$25.30	$20.29	$16.50	$17.15	$11.96
Income from investment operations:
Net investment income (loss)(1)	(0.01)		(0.00)^	(0.05)	0.13	(0.04)	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.94)		1.28	5.14	3.73	(0.61)	5.20
Total from investment operations	(1.95)		1.28	5.09	3.86	(0.65)	5.19
Distributions to shareholders from:
Net investment income	—		—	(0.08)	(0.07)	—	—
Net realized capital gain	(1.72)		(1.29)	—	—	—	—
Total distributions	(1.72)		(1.29)	(0.08)	(0.07)	—	—
Net asset value, end of period	$21.62		$25.29	$25.30	$20.29	$16.50	$17.15
Total Return(2)	(7.79	)%*	5.24%	25.13%	23.44%	(3.79)%	43.39%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$25,124		$28,528	$27,868	$23,393	$20,028	$23,073
Ratio of expenses to average net assets	1.57	%**	1.53%	1.58%	1.68%	1.71%	1.73%
Ratio of net investment income (loss)
to average net assets	(0.09	)%**	(0.01)%	(0.22)%	0.74%	(0.25)%	(0.07)%
Portfolio turnover rate	58	%*	128%	176%	142%	158%	131%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

^	Amount is less than 0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$26.55		$24.19	$19.31	$16.13	$16.53	$13.33
Income from investment operations:
Net investment income (loss)(1)	(0.19)		(0.30)	(0.26)	(0.15)	(0.15)	(0.14)
Net realized and unrealized
gain (loss) on investments	(0.69)		2.66	5.14	3.33	(0.25)	3.34
Total from investment operations	(0.88)		2.36	4.88	3.18	(0.40)	3.20
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$25.67		$26.55	$24.19	$19.31	$16.13	$16.53
Total Return(2)	(3.31	)%*	9.76%	25.27%	19.71%	(2.42)%	24.01%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$68,633		$77,188	$87,053	$88,970	$111,778	$186,877
Ratio of expenses to average net assets:
Before expense reimbursements
or recoveries(3)(4)	2.21	%**	2.12%	2.15%	2.36%	2.30%	2.21%
After expense reimbursements
or recoveries(3)(5)	2.24	%**	2.24%	2.24%	2.24%	2.24%	1.99%
Ratio of net investment income (loss)
to average net assets***:
Before expense reimbursements or recoveries(3)	(1.40	)%**	(1.06)%	(1.06)%	(0.98)%	(1.03)%	(1.14%)
After expense reimbursements or recoveries(3)	(1.43	)%**	(1.18)%	(1.15)%	(0.86)%	(0.98)%	(0.92%)
Portfolio turnover rate	86	%*	149%	170%	294%	178%	136%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) was 2.21%** for the six-month period from July 1, 2015 to December 31, 2015.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) was 2.24%** for the six-month period from July 1, 2015 to December 31, 2015.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$23.28		$21.37	$17.19	$14.47	$14.94	$12.14
Income from investment operations:
Net investment income (loss)(1)	(0.25)		(0.43)	(0.37)	(0.25)	(0.24)	(0.23)
Net realized and unrealized
gain (loss) on investments	(0.60)		2.34	4.55	2.97	(0.23)	3.03
Total from investment operations	(0.85)		1.91	4.18	2.72	(0.47)	2.80
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$22.43		$23.28	$21.37	$17.19	$14.47	$14.94
Total Return(2)	(3.65	)%*	8.94%	24.32%	18.80%	(3.15)%	23.06%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$18,421		$20,140	$22,931	$22,968	$27,102	$42,729
Ratio of expenses to average net assets:
Before expense reimbursements
or recoveries(3)(4)	2.96	%**	2.87%	2.90%	3.11%	3.04%	2.96%
After expense reimbursements
or recoveries(3)(5)	2.99	%**	2.99%	2.99%	2.99%	2.99%	2.74%
Ratio of net investment income (loss)
to average net assets***:
Before expense reimbursements or recoveries(3)	(2.15	)%**	(1.81)%	(1.81)%	(1.74)%	(1.77)%	(1.90)%
After expense reimbursements or recoveries(3)	(2.18	)%**	(1.93)%	(1.90)%	(1.62)%	(1.72)%	(1.68)%
Portfolio turnover rate	86	%*	149%	170%	294%	178%	136%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) was 2.96%** for the six-month period from July 1, 2015 to December 31, 2015.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) was 2.99%** for the six-month period from July 1, 2015 to December 31, 2015.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2015
	to December 31,		Years Ended June 30,
	2015		2015	2014	2013	2012	2011
Net asset value, beginning of period	$27.62		$25.10	$19.99	$16.66	$17.03	$13.71
Income from investment operations:
Net investment income (loss)(1)	(0.16)		(0.25)	(0.21)	(0.11)	(0.11)	(0.11)
Net realized and unrealized
gain (loss) on investments	(0.72)		2.77	5.32	3.44	(0.26)	3.43
Total from investment operations	(0.88)		2.52	5.11	3.33	(0.37)	3.32
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$26.74		$27.62	$25.10	$19.99	$16.66	$17.03
Total Return(2)	(3.19	)%*	10.04%	25.56%	19.99%	(2.17)%	24.22%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$17,026		$66,521	$58,999	$45,851	$40,288	$41,519
Ratio of expenses to average net assets:
Before expense reimbursements
or recoveries(3)(4)	1.96	%**	1.87%	1.90%	2.11%	2.03%	1.97%
After expense reimbursements
or recoveries(3)(5)	1.99	%**	1.99%	1.99%	1.99%	1.99%	1.74%
Ratio of net investment income (loss)
to average net assets***:
Before expense reimbursements or recoveries(3)	(1.15	)%**	(0.81)%	(0.81)%	(0.74)%	(0.72)%	(0.89)%
After expense reimbursements or recoveries(3)	(1.18	)%**	(0.93)%	(0.90)%	(0.62)%	(0.68)%	(0.66)%
Portfolio turnover rate	86	%*	149%	170%	294%	178%	136%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) was 1.96%** for the six-month period from July 1, 2015 to December 31, 2015.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) was 1.99%** for the six-month period from July 1, 2015 to December 31, 2015.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has five series: Quaker Event Arbitrage Fund (“Event Arbitrage”), Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Value Fund (“Small-Cap Value”) and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified. The investment objectives of each Fund are set forth below.

Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Global Tactical Allocation commenced operations on May 1, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Event Driven Fund, the Pennsylvania Avenue Fund, commenced operations on September 19, 2002. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The Funds currently offer three classes of shares (Class A, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds. Quaker Funds, Inc. (“QFI”), the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.     Security Valuation.    The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

Short-term investments are valued at amortized cost, which approximates fair market value.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the reporting period, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For financial reporting purposes, investment transactions are recorded on the trade date; however, for purposes of executing shareholder transactions, the Funds record changes in holdings of portfolio securities no later than the first business day after the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between net asset value for financial reporting and for executing shareholder transactions may arise.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund may receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are, the last traded price, the cost of prior transactions, single broker quotes, uncertainty of future payout, pricing service price adjusted for recent payout distribution, last trade price on per-conversion bond

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

and discounts applied for lack of marketability. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants and structured notes that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these or other methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Description EVENT ARBITRAGE FUND	Level 1	Level 2	Level 3	Total
Common Stocks	$36,461,328	$733,845	$1,534,006	$38,729,179
Preferred Stocks	215,615	5	763,000	978,620
Structured Notes	—	4,632,206	—	4,632,206
Asset Backed Securities	—	206,829	—	206,829
Convertible Bonds	—	1,892,587	0	1,892,587
Corporate Bonds	—	3,402,835	529,983	3,932,818
Mortgage Backed Securities	—	261,732	—	261,732
Foreign Government Agency Issues	—	847,232	—	847,232
Escrow Notes	—	—	0	0
Purchased Options	337,288	119,400	600	457,288
Investments Purchased with
Proceeds from Securities Lending	3,714,588	—	—	3,714,588
Total Investments in Securities	$40,728,819	$12,096,671	$2,827,589	$55,653,079
Common Stocks sold short	(728,865)	—	—	(728,865)
Written Options	(135,968)	(45,198)	—	(181,166)
Total Investments in Securities sold short	$(864,833)	$(45,198)	$—	$(910,031)

Description GLOBAL TACTICAL ALLOCATION FUND	Level 1	Level 2	Level 3	Total
Common Stocks	$8,818,471	$—	$13,756	$8,832,227
Exchange Traded Funds	329,797	—	—	329,797
Investments Purchased with
Proceeds from Securities Lending	1,572,303	—	—	1,572,303
Total Investments in Securities	$10,720,571	$—	$13,756	$10,734,327
Common Stocks sold short	(75,565)	—	—	(75,565)
Total Investments in Securities sold short	$(75,565)	$—	$—	$(75,565)

Description MID-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Common Stocks	$5,935,084	$—	$—	$5,935,084
Real Estate Investment Trusts	1,076,637	—	—	1,076,637
Investments Purchased with
Proceeds from Securities Lending	2,903,093	—	—	2,903,093
Total Investments in Securities	$9,914,814	$—	$—	$9,914,814

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Description SMALL-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Common Stocks	$30,686,399	$—	$—	$30,686,399
Real Estate Investment Trusts	2,660,546	—	—	2,660,546
Closed End Mutual Funds	168,343	—	—	168,343
Investments Purchased with
Proceeds from Securities Lending	8,822,492	—	—	8,822,492
Total Investments in Securities	$42,337,780	$—	$—	$42,337,780

Description STRATEGIC GROWTH FUND	Level 1	Level 2	Level 3	Total
Common Stocks	$98,130,959	$—	$382,335	$98,513,294
Investments Purchased with
Proceeds from Securities Lending	13,546,644	—	—	13,546,644
Total Investments in Securities	$111,677,603	$—	$382,335	$112,059,938
Common Stocks sold short	(826,749)	—	—	(826,749)
Total Investments in Securities sold short	$(826,749)	$—	$—	$(826,749)

Refer to the Fund’s Schedules of Investments for industry classifications.

Level 3 Reconciliation

The following is a reconciliation of Event Arbitrage’s, Global Tactical Allocation’s and Strategic Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry classifications:

EVENT ARBITRAGE FUND

	Balance				Net				Balance
	as of				Unrealized	Amortized	Transfers	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	out of	December
	2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	31, 2015
Common Stocks	$2,360,386	$170,149	$(7,162)	$(4,877)	$(865,336)	$—	$332,967	$(452,121)	$1,534,006
Preferred Stocks	813,000	—	—	—	(50,000)	—	—	—	763,000
Convertible Bonds	277,047	6,078	(100,000)	—	(78,509)	258	—	(104,874)	0
Corporate Bonds	738,396	—	—	—	(209,375)	997	—	(35)	529,983
Term Loan	511,054	—	(511,054)	—	—	—	—	—	—
Escrow Notes	0	—	—	—	—	—	—	—	0
Purchased Options	—	48,720	—	—	(48,120)	—	—	—	600
	$4,699,883	$224,947	$(618,216)	$(4,877)	$(1,251,340)	$1,255	$332,967	$(557,030)	$2,827,589
Written Options	$(21,420)	$—	$—	$47,735	$(26,315)	$—	$—	$—	$—
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2015									$(419,619)

GLOBAL TACTICAL ALLOCATION FUND

	Balance				Net				Balance
	as of				Unrealized	Amortized	Transfers	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	out of	December
	2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	31, 2015
Common Stocks	$13,756	$—	$—	$—	$—	$—	$—	$—	$13,756
	$13,756	$—	$—	$—	$—	$—	$—	$—	$13,756
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2015									$—

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

STRATEGIC GROWTH FUND

	Balance				Net				Balance
	as of				Unrealized	Amortized	Transfers	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	out of	December
	2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	31, 2015
Common Stocks	$382,335	$—	$—	$—	$—	$—	$—	$—	$382,335
	$382,335	$—	$—	$—	$—	$—	$—	$—	$382,335
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2015									$—

Transfers are recognized at the end of the reporting period.

There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2015, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$0	Due to a decrease of market activity.
Transfers out of Level 1 into Level 3	$0	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$0	Due to an increase of market activity.
Transfers out of Level 2 into Level 3	$332,967	Due to a decrease of market activity.
Transfers out of Level 3 into Level 1	$452,121	Due to an increase of market activity.
Transfers out of Level 3 into Level 2	$104,909	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2015:

EVENT ARBITRAGE FUND

	Fair Value at	Valuation	Unobservable
	December 31, 2015	Technique	Input
Common Stocks	$ 0	Profitability weighted	Uncertainty of any
		expected return method	additional future payout
Common Stocks	0	Market approach	Priced at zero, company stopped reporting
			financials and has stopped operations
Common Stocks	15,931	Market approach	Last traded price of non-restricted
			shares less a discount
Common Stocks	21,150	Market approach	Single broker quote, since
			shares are not listed yet
Common Stocks	1,163,958	Market approach	Last traded price adjusted
			by movement in index
Common Stocks	332,967	Market approach	Last traded price, this
			trades by appointment
Preferred Stocks	150,000	Market approach	Single broker quote
Preferred Stocks	613,000	Market approach	Prior transaction cost
Convertible Bonds	0	Profitability weighted	Uncertainty of any
		expected return method	additional future payout
Corporate Bonds	0	Profitability weighted	Uncertainty of any
		expected return method	additional future payout
Corporate Bonds	340,000	Market approach	Single broker quote
Corporate Bonds	174,983	Market approach	IDC Price adjusted
			for recent payout
Corporate Bonds	15,000	Market approach	Last traded price
			of pre-conversion bond
Escrow Notes	0	Profitability weighted	Uncertainty of any
		expected return method	additional future payout
Purchased Options	600	Options pricing model	Implied volatility

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

GLOBAL TACTICAL ALLOCATION FUND
	Fair Value at	Valuation	Unobservable
	December 31, 2015	Technique	Input
Common Stocks	$ 13,756	Market approach	Projected final distribution, discounted
for lack of marketability

STRATEGIC GROWTH FUND
	Fair Value at	Valuation	Unobservable
	December 31, 2015	Technique	Input
Common Stocks	$ 382,335	Market approach	Projected final distribution, discounted
for lack of marketability

B.     Federal Income Taxes.     It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the three open tax years as of June 30, 2015 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C.     Security Transactions and Investment Income.     Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D.     Short Sales of Investments.     Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

E.     Written Options Contracts.     Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

F.     Purchased Options.     Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

G.     Futures Contracts.     Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

H.     Foreign Currency Transactions.     Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

I.     Forward Foreign Currency Contracts.     Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

J.     Portfolio Investment Risks.     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

K.     Multiple Class Allocations.     Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

L.     Expense Allocations.     Expenses are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

M.     Distributions to Shareholders.     Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

N.     Use of Estimates.     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

O.     Security Loans.     The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

P.     Derivative Instruments.     The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The fair value of derivative instruments whose primary underlying risk exposure is equity price risk at December 31, 2015 were as follows:

EVENT ARBITRAGE

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$ —	$181,166
Purchased Options	457,288	—

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Written options, at value.

The effect of derivative instruments on the Statement of Operations whose underlying risk exposure is equity price risk for the period ended December 31, 2015 were as follows:

EVENT ARBITRAGE
		Change in Unrealized
	Realized Gain(Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)
Written Options	$ (14,215)	$19,843
Purchased Options	(351,164)	91,728

(1)	Statement of Operations location: Net realized gain (loss) from written options and net realized gain (loss) from securities.
(2)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options and net unrealized appreciation (depreciation) on securities.

For the six-month period ending December 31, 2015, the Event Arbitrage Fund had: long option contracts (8,678 contracts) were purchased and $2,400,513 in premiums were paid, written option contracts (20,939 contracts) were opened and $2,948,595 in premiums were received.

Note 3 — Investment Advisory Fee and Other Related Party Transactions

QFI serves as investment adviser to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Event Arbitrage	N/A
Global Tactical Allocation	DG Capital Management, Inc.
Mid-Cap Value	Kennedy Capital Management, Inc.
Small-Cap Value	Aronson Johnson Ortiz, LP
Strategic Growth	DG Capital Management, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

Each Fund paid QFI aggregate fees shown in the table below for the six-month period ending December 31, 2015.  Amounts are expressed as an annualized percentage of average net assets.

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	(reimbursed)/
	paid to QFI	to the sub-adviser	recovered
Event Arbitrage	1.30%	N/A	(0.27)%
Global Tactical Allocation	1.25%	0.75%	N/A
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Value	1.00%	0.65%	N/A
Strategic Growth	1.30%	0.75%	0.03%

For the six-month period ending December 31, 2015, QFI and the sub-advisers earned and reimbursed fees as follows:

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	(reimbursed)/
	paid to QFI	to the sub-adviser	recovered
Event Arbitrage	$670,155	N/A	$(141,092)
Global Tactical Allocation	22,826	34,240	N/A
Mid-Cap Value	12,062	30,154	N/A
Small-Cap Value	63,315	117,586	N/A
Strategic Growth	400,280	545,836	20,130

QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Event Arbitrage (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

If, at any time, the annualized expenses of Event Arbitrage were less than the annualized expense ratio, the Trust, on behalf of Event Arbitrage, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Event Arbitrage, and (b) can be repaid without causing the expenses of Event Arbitrage to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2015 until October 28, 2016. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Event Arbitrage, in the event of its merger or liquidation.

Additionally, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Strategic Growth (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.24% for Class A shares, 2.99% for Class C shares, and 1.99% for Institutional Class shares of the average net assets of each class, respectively. QFI has agreed to pass these waivers onto the shareholders. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

If, at any time, the annualized expenses of Strategic Growth were less than the annualized expense ratio, the Trust, on behalf of Strategic Growth, would reimburse the sub-adviser for any fees previously waived and/or expenses previously assumed, provided, however, that the repayment shall be payable only to the extent that it: (a) can be made during the five years following 2011 and the three years following 2013 at which the sub-adviser waived fees or assumed expenses for Strategic Growth, and (b) can be repaid without causing the expenses of Strategic Growth to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2015 until October 28, 2016. This agreement shall automatically terminate upon termination of the advisory agreement, sub-advisory agreement or, with respect to Strategic Growth, in the event of its merger or liquidation.

At December 31, 2015, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of Event Arbitrage and Strategic Growth that may be recovered are $709,386 and $384,655, respectively. The Adviser may recapture portions of the above amounts no later than the dates stated below.

	June 30,	June 30,	June 30,	June 30,
	2016	2017	2018	2019
Event Arbitrage	$218,279	$143,771	$206,244	$141,092
Strategic Growth	384,655	—	—	—

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six month period ending December 31, 2015, the Distributor received underwriter concessions from the sale of Funds shares as follows:

Fund	Amount
Event Arbitrage	$1,014
Global Tactical Allocation	1,531
Mid-Cap Value	57
Small-Cap Value	81
Strategic Growth	1,380

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ending December 31, 2015, the Funds compensated the CCO as follows:

Fund	Amount
Event Arbitrage	$30,902
Global Tactical Allocation	2,602
Mid-Cap Value	2,375
Small-Cap Value	10,298
Strategic Growth	44,880

Note 4 — Purchases and Sales of Investments

For the fiscal year ending December 31, 2015 aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
Event Arbitrage	$ 63,358,537	$ 94,145,777
Global Tactical Allocation	7,874,375	6,953,105
Mid-Cap Value	1,974,324	2,821,633
Small-Cap Value	20,471,852	21,595,235
Strategic Growth	112,488,773	161,352,383

Note 5 — Options Written

A summary of option contracts written by the Trust during the six-month period ending December 31, 2015 are as follows:

	Event Arbitrage
	Number of	Option
	Contracts	Premiums
Options outstanding at beginning of period	7,732	$1,306,276
Options written	20,939	2,948,595
Options closed	(9,159)	(1,769,468)
Options exercised	(7,112)	(1,268,189)
Options expired	(9,860)	(978,024)
Options outstanding at end of period	2,540	$239,190

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 6 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2015 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Event Arbitrage	$106,198,102	$6,398,489	$(9,279,723)	$(2,881,234)
Global Tactical Allocation	9,355,714	1,080,343	(179,516)	900,827
Mid-Cap Value	9,700,784	1,510,829	(567,118)	943,711
Small-Cap Value	41,606,398	4,888,618	(1,347,416)	3,541,202
Strategic Growth	155,347,539	16,934,994	(4,100,354)	12,834,640

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed		Other			Total
	Appreciation	Ordinary	Undistributed	Accumulated	Capital Loss	Late Year	Distributable
Fund	(Depreciation)	Income	Capital Gain	Gain (Loss)	Carryforward	Loss	Earnings/(Loss)
Event Arbitrage	$(2,881,234)	$5,355,886	$—	$29,844	$—	$—	$2,504,496
Global Tactical Allocation	900,827	—	—	—	(10,277,714)	(44,190)	(9,421,077)
Mid-Cap Value	943,711	—	—	—	(4,830,909)	(18,527)	(3,905,725)
Small-Cap Value	3,541,202	—	2,564,956	—	—	—	6,106,158
Strategic Growth	12,834,640	—	—	—	(360,938,589)	(824,307)	(348,928,256)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options, and the differing book/tax treatment of unrealized appreciation/depreciation on partnership adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, PFIC mark to market, partnership adjustments, straddles from options and net losses realized after October 31 and from ordinary losses incurred after December 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2015, the capital loss carryovers for the Funds were as follows:

	Capital Loss Carryovers Expiring		Late Year	Capital Loss
Fund	2018	2017	Loss	Utilized
Event Arbitrage	$—	$—	$—	$—
Global Tactical Allocation	2,718,683	7,559,031	44,190	1,196,565
Mid-Cap Value	1,170,572	3,660,337	18,527	1,489,525
Small-Cap Value	—	—	—	—
Strategic Growth	164,714,297	196,224,292	824,307	26,398,443

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund as required by federal securities laws.

The tax character of dividends and distributions paid during the six-month period ending December 31, 2015* and for the fiscal year ending June 30, 2015 were as follows:

	Ordinary Income		Long-Term Capital Gain
	Six-Month	Fiscal Year	Six-Month	Fiscal Year
	Period Ending	Ending	Period Ending	Ending
	December 31,	June 30,	December 31,	June 30,
Fund	2015	2015	2015	2015
Event Arbitrage	$5,355,904	$4,575,077	$—	$2,745,313
Global Tactical Allocation	—	—	—	—
Mid-Cap Value	—	—	—	—
Small-Cap Value	—	485,728	2,564,967	1,439,322
Strategic Growth	—	—	—	—

*	Tax information for the six-month period ending December 31, 2015 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year ending June 30,2016.

Note 8 — Fund Share Transactions

At December 31, 2015, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:
	Event Arbitrage
	Six Months Ended 12/31/15		Year Ended 6/30/15
	Shares	Value	Shares	Value
Shares Sold:
Class A	108,654	$1,398,405	905,363	$12,254,338
Class C	40,487	490,229	115,337	1,524,645
Institutional Class	1,290,848	16,478,615	4,039,138	55,213,233
Shares issued to shareholders due
to reinvestment of distributions:
Class A	131,922	1,436,632	153,700	1,999,629
Class C	40,419	424,799	26,248	333,092
Institutional Class	188,327	2,064,058	259,644	3,390,950
	1,800,657	$22,292,738	5,499,430	$74,715,887
Shares Redeemed:
Class A	(851,559)	(10,403,674)	(2,451,002)	(33,109,361)
Class C	(92,146)	(1,093,819)	(112,778)	(1,488,382)
Institutional Class	(3,889,129)	(47,118,597)	(2,897,825)	(39,026,774)
	(4,832,834)	$(58,616,090)	(5,461,605)	$(73,624,517)
Net increase (decrease)	(3,032,177)	$(36,323,352)	37,825	$1,091,370

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 8 — Fund Share Transactions (Continued)

	Global Tactical Allocation
	Six Months Ended 12/31/15		Year Ended 6/30/15
	Shares	Value	Shares	Value
Shares Sold:
Class A	74,277	$812,358	171,068	$1,873,645
Class C	61,630	657,388	5,188	54,684
Institutional Class	153,029	1,976,275	23,969	292,810
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	288,936	$3,446,021	200,225	$2,221,139
Shares Redeemed:
Class A	(159,028)	(1,698,758)	(56,889)	(613,616)
Class C	(18,790)	(200,262)	(45,102)	(461,761)
Institutional Class	(8,409)	(105,872)	(16,035)	(200,394)
	(186,277)	$(2,004,892)	(118,026)	$(1,275,771)
Net increase (decrease)	102,709	$1,441,129	82,199	$945,368

	Mid-Cap Value
	Six Months Ended 12/31/15		Year Ended 6/30/15
	Shares	Value	Shares	Value
Shares Sold:
Class A	845	$19,587	20,905	$518,227
Class C	35	720	8,693	188,645
Institutional Class	2,989	69,690	13,687	358,766
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	3,869	$89,997	43,285	$1,065,638
Shares Redeemed:
Class A	(27,860)	(645,606)	(30,631)	(760,869)
Class C	(6,017)	(123,107)	(15,163)	(331,838)
Institutional Class	(6,676)	(162,870)	(41,840)	(1,069,844)
	(40,553)	$(931,583)	(87,634)	$(2,162,551)
Net increase (decrease)	(36,684)	$(841,586)	(44,349)	$(1,096,913)

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 8 — Fund Share Transactions (Continued)

	Small-Cap Value
	Six Months Ended 12/31/15		Year Ended 6/30/15
	Shares	Value	Shares	Value
Shares Sold:
Class A	5,591	$130,422	24,232	$575,979
Class C	8,397	158,099	7,070	140,710
Institutional Class	17,701	405,373	67,527	1,675,441
Shares issued to shareholders due
to reinvestment of distributions:
Class A	24,361	506,715	16,692	389,261
Class C	7,880	132,549	4,997	96,689
Institutional Class	67,292	1,473,012	43,621	1,063,930
	131,222	$2,806,170	164,139	$3,942,010
Shares Redeemed:
Class A	(14,427)	(331,830)	(68,939)	(1,613,897)
Class C	(1,202)	(23,092)	(16,097)	(319,242)
Institutional Class	(51,062)	(1,220,339)	(84,281)	(2,101,729)
	(66,691)	$(1,575,261)	(169,317)	$(4,034,868)
Net increase (decrease)	64,531	$1,230,909	(5,178)	$(92,858)

	Strategic Growth
	Six Months Ended 12/31/15		Year Ended 6/30/15
	Shares	Value	Shares	Value
Shares Sold:
Class A	25,127	$649,064	105,203	$2,646,589
Class C	8,657	196,443	8,587	194,244
Institutional Class	172,551	4,632,460	522,464	13,725,217
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	206,335	$5,477,967	636,254	$16,566,050
Shares Redeemed:
Class A	(259,194)	(6,701,204)	(797,163)	(20,101,248)
Class C	(52,409)	(1,183,410)	(216,593)	(4,826,492)
Institutional Class	(1,944,470)	(52,359,789)	(464,759)	(12,110,894)
	(2,256,073)	$(60,244,403)	(1,478,515)	$(37,038,634)
Net increase (decrease)	(2,049,738)	$(54,766,436)	(842,261)	$(20,472,584)

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 9 — Offsetting Assets and Liabilities

The Funds are subject to various Master Netting Arrangements (“MNA”),  which govern the terms of certain transactions with select counterparties.  The MNA allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specify collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the revelant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of December 31, 2015:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Event Arbitrage
Written Options	$181,166	$—	$181,166	$—	$181,166	$—
Securities Lending	3,714,588	—	3,714,588	3,714,588	—	—
	3,895,754	—	3,895,754	3,714,588	181,166	—
Global Tactical Allocation
Securities Lending	1,572,303	—	1,572,303	1,572,303	—	—
Mid-Cap Value
Securities Lending	2,903,093	—	2,903,093	2,903,093	—	—
Small-Cap Value
Securities Lending	8,822,492	—	8,822,492	8,822,492	—	—
Strategic Growth
Securities Lending	13,546,644	—	13,546,644	13,546,644	—	—

Note 10 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 11 — Securities Lending

The Funds hold shares of the Mount Vernon Securities Lending Trust Prime Portfolio as cash collateral, which is a registered money market fund whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. It primarily invests in Certificates of Deposits, Asset Backed and Financial Company Commercial Paper, and Repurchase Agreements.

2015 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 11 — Securities Lending (Continued)

At December 31, 2015, the aggregate market value of loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Event Arbitrage	$3,475,334	$3,714,588	6.3%
Global Tactical Allocation	1,529,417	1,572,303	15.9%
Mid-Cap Value	2,817,619	2,903,093	40.3%
Small-Cap Value	8,403,655	8,822,492	26.2%
Strategic Growth	13,229,921	13,546,644	13.0%

Investments purchased with proceeds from securities lending collateral is included in the Schedules of Investments and the Statements of Assets and Liabilities.

Note 12 — New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds' financial statements and related disclosures.

2015 SEMI-ANNUAL REPORT

General Information (unaudited)

The Statement of Additional Information for the Trust includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2015 SEMI-ANNUAL REPORT

(This Page Intentionally Left Blank.)

The Quaker Funds are distributed by

Foreside Fund Services, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800.220.8888
www.quakerfunds.com

©2015 Quaker® Investment Trust

QKSAR 122015

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed  herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)            /s/Jeffry H. King, Sr.
      Jeffry H. King, Sr.,
      Chief Executive Officer

Date     March 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/Jeffry H. King, Sr.
                                                  Jeffry H. King, Sr.,
      Chief Executive Officer

Date     March 3, 2016

By (Signature and Title)            /s/Laurie Keyes
       Laurie Keyes,
                                       Treasurer

Date     March 3, 2016